UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2012 for all funds in this filing except Wells Fargo Advantage Precious

Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and

Telecommunications Fund, which had fiscal year end of March 31, 2012.

Date of reporting period: December 31, 2012

ITEM 1.	PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE ABSOLUTE RETURN FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Shares	Value
Investment Companies: 96.17%
GMO Benchmark-Free Allocation Fund, Class MF		87,422,760	$2,187,317,446
Total Investment Companies (Cost $2,120,067,555)			2,187,317,446

Total investments (Cost $2,120,067,555)*	96.17%		2,187,317,446
Other assets and liabilities, net	3.83		87,067,384

Total net assets	100.00%		$2,274,384,830

*	Cost for federal income tax purposes is $2,120,094,142 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,249,891
Gross unrealized depreciation	(26,587)

Net unrealized appreciation	$67,223,304

1

WELLS FARGO ADVANTAGE ABSOLUTE RETURN FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Wells Fargo Advantage Absolute Return Fund (the “Fund”) invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. As of December 31, 2012, the Fund owned 66% of Benchmark-Free Allocation Fund.

Valuation of investments

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of December 31, 2012 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Shares	Value
Investment Companies: 99.95%
Asset Allocation Trust (l)		514,526,025	$6,933,806,381
Total Investment Companies (Cost $5,718,122,364)			6,933,806,381

Total Investments in Securities (Cost $5,718,122,364)*	99.95%		6,933,806,381
Other Assets and Liabilities, Net	0.05		3,409,670

Total Net Assets	100.00%		$6,937,216,051

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $6,108,653,165 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$825,153,216
Gross unrealized depreciation	0

Net unrealized appreciation	$825,153,216

1

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (THE “FUND”)

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund records its investment in Asset Allocation Trust at fair value.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund fair values its investment in Asset Allocation Trust at net asset value.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 81.43%

Consumer Discretionary: 4.26%

Distributors: 2.20%
Genuine Parts Company «	200,000	$12,716,000

Hotels, Restaurants & Leisure: 2.06%
Marriott International Incorporated Class A «	130,000	4,845,100
McDonald’s Corporation	80,000	7,056,800
		11,901,900

Consumer Staples: 5.58%

Food Products: 2.60%
General Mills Incorporated	40,000	1,616,400
H.J. Heinz Company «	165,000	9,517,200
JM Smucker Company	45,000	3,880,800
		15,014,400

Household Products: 1.84%
Church & Dwight Company Incorporated	140,000	7,499,800
Colgate-Palmolive Company	30,000	3,136,200
		10,636,000

Personal Products: 1.14%
Estee Lauder Companies Incorporated Class A	110,000	6,584,600

Energy: 17.88%

Energy Equipment & Services: 4.20%
Atwood Oceanics Incorporated †	30,000	1,373,700
Cameron International Corporation †	150,000	8,469,000
Dresser-Rand Group Incorporated †	75,000	4,210,500
FMC Technologies Incorporated †	70,000	2,998,100
Heckmann Corporation «†	100,000	403,000
National Oilwell Varco Incorporated	100,000	6,835,000
		24,289,300

Oil, Gas & Consumable Fuels: 13.68%
ConocoPhillips Company	140,000	8,118,600
EOG Resources Incorporated	70,000	8,455,300
EQT Corporation	35,000	2,064,300
Kinder Morgan Incorporated	700,000	24,731,000
Noble Energy Incorporated	10,000	1,017,400
PAA Natural Gas Storage Limited Partnership	100,000	1,905,000
Phillips 66	170,000	9,027,000
Plains All American Pipeline Limited Partnership	140,000	6,333,600
The Williams Companies Incorporated	530,000	17,352,200
		79,004,400

Financials: 13.50%

REITs: 13.50%
American Tower Corporation	380,000	29,362,600
HCP Incorporated	270,000	12,198,600
Health Care REIT Incorporated	380,000	23,290,200
Plum Creek Timber Company «	230,000	10,205,100

1

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
REITs (continued)
Saul Centers Incorporated	30,000	$1,283,700
Ventas Incorporated	25,000	1,618,000
		77,958,200

Health Care: 15.37%

Biotechnology: 2.12%
Biogen Idec Incorporated †	30,000	4,400,100
Celgene Corporation †	100,000	7,872,000
		12,272,100

Health Care Equipment & Supplies: 2.94%
Baxter International Incorporated	70,000	4,666,200
C.R. Bard Incorporated	80,000	7,819,200
CareFusion Corporation †	60,000	1,714,800
Hologic Incorporated †	140,000	2,804,200
		17,004,400

Health Care Providers & Services: 1.26%
McKesson Corporation	75,000	7,272,000

Life Sciences Tools & Services: 2.22%
Agilent Technologies Incorporated	300,000	12,282,000
Bio-Rad Laboratories Incorporated Class A †	5,000	525,250
		12,807,250

Pharmaceuticals: 6.83%
Allergan Incorporated	135,000	12,383,550
Bristol-Myers Squibb Company	150,000	4,888,500
Eli Lilly & Company	100,000	4,932,000
Merck & Company Incorporated	95,000	3,889,300
Mylan Laboratories Incorporated †	350,000	9,618,000
Warner Chilcott Limited	60,000	722,400
Watson Pharmaceuticals Incorporated †	35,000	3,010,000
		39,443,750

Industrials: 9.61%

Building Products: 0.85%
Apogee Enterprises Incorporated	40,000	958,800
Lennox International Incorporated «	75,000	3,939,000
		4,897,800

Electrical Equipment: 1.26%
AMETEK Incorporated	30,000	1,127,100
Roper Industries Incorporated	55,000	6,131,400
		7,258,500

Machinery: 6.75%
Danaher Corporation	10,000	559,000
Donaldson Company Incorporated	320,000	10,508,800
Eaton Corporation	30,000	1,626,000
Flowserve Corporation	90,000	13,212,000
IDEX Corporation	55,000	2,559,150

2

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Machinery (continued)
Pall Corporation «	175,000	$10,545,500
		39,010,450

Road & Rail: 0.75%
Hertz Global Holdings Incorporated †	265,000	4,311,550

Information Technology: 5.74%

Computers & Peripherals: 1.21%
Apple Incorporated	5,000	2,665,150
EMC Corporation †	170,000	4,301,000
		6,966,150

Electronic Equipment, Instruments & Components: 2.71%
Amphenol Corporation Class A	5,000	323,500
FEI Company «	260,000	14,419,600
FLIR Systems Incorporated	40,000	892,400
		15,635,500

IT Services: 1.82%
International Business Machines Corporation	55,000	10,535,250

Materials: 5.17%

Chemicals: 5.17%
FMC Corporation	140,000	8,192,800
LyondellBasell Industries Class A	237,000	13,530,330
Valspar Corporation	130,000	8,112,000
		29,835,130

Telecommunication Services: 1.25%

Wireless Telecommunication Services: 1.25%
Crown Castle International Corporation †	100,000	7,216,000

Utilities: 3.07%

Electric Utilities: 0.20%
ITC Holdings Corporation	15,000	1,153,650

Gas Utilities: 2.47%
National Fuel Gas Company	155,000	7,856,950
ONEOK Incorporated	150,000	6,412,500
		14,269,450

Independent Power Producers & Energy Traders: 0.40%
NRG Energy Incorporated «	100,000	2,299,000

Total Common Stocks (Cost $410,270,090)		470,292,730

3

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 17.85%

Energy: 1.08%

Energy Equipment & Services: 1.08%
Heckmann Corporation	9.88%	4-15-2018	$5,000,000	$5,162,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	1,045,000
				6,207,500

Health Care: 7.67%

Health Care Equipment & Supplies: 2.33%
Hologic Incorporated 144A	6.25	8-1-2020	12,500,000	13,468,750

Pharmaceuticals: 5.34%
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	23,753,000	25,831,388
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	4,560,000	4,981,800
				30,813,188

Industrials: 2.27%

Air Freight & Logistics: 0.19%
Bristow Group Incorporated	6.25	10-15-2022	1,000,000	1,070,000

Building Products: 0.22%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,269,000

Commercial Services & Supplies: 0.35%
Clean Harbors Incorporated 144A	5.13	6-1-2021	1,000,000	1,035,000
Iron Mountain Incorporated	5.75	8-15-2024	1,000,000	1,012,500
				2,047,500

Electrical Equipment: 0.95%
General Cable Corporation 144A	5.75	10-1-2022	5,300,000	5,485,500

Machinery: 0.19%
Oshkosh Corporation	8.50	3-1-2020	1,000,000	1,107,500

Road & Rail: 0.37%
HDTFS Incorporated 144A	6.25	10-15-2022	2,000,000	2,130,000

Materials: 3.13%

Chemicals: 2.36%
Kraton Polymers LLC	6.75	3-1-2019	5,770,000	5,964,738
Olin Corporation	5.50	8-15-2022	2,000,000	2,085,000
Tronox Finance LLC 144A	6.38	8-15-2020	5,563,000	5,618,630
				13,668,368

Containers & Packaging: 0.47%
Sealed Air Corporation 144A	6.50	12-1-2020	2,500,000	2,700,000

Metals & Mining: 0.30%
United States Steel Corporation «	7.38	4-1-2020	1,625,000	1,734,688

Telecommunication Services: 0.36%

Wireless Telecommunication Services: 0.36%
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	2,000,000	2,100,000

4

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Utilities: 3.34%

Independent Power Producers & Energy Traders: 3.34%
NRG Energy Incorporated 144A		6.63%	3-15-2023	$500,000	$535,000
NRG Energy Incorporated		7.88	5-15-2021	16,918,000	18,778,979
					19,313,979

Total Corporate Bonds and Notes (Cost $97,297,764)					103,115,973

Short-Term Investments: 6.17%

		Yield		Shares
Investment Companies: 6.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14		1,752,978	1,752,978
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.20		33,879,373	33,879,373

Total Short-Term Investments (Cost $35,632,351)					35,632,351

Total investments in securities (Cost $543,200,205)*	105.45%				609,041,054
Other assets and liabilities, net	(5.45)				(31,466,657)

Total net assets	100.00%				$577,574,397

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $543,461,010 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$69,982,780
Gross unrealized depreciation	(4,402,736)
Net unrealized appreciation	$65,580,044

5

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$470,292,730	$0	$0	$470,292,730
Corporate bonds and notes	0	103,115,973	0	103,115,973
Short-term investments
Investment companies	1,752,978	33,879,373	0	35,632,351

	$472,045,708	$136,995,346	$0	$609,041,054

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 28.88%

Consumer Discretionary: 1.36%

Distributors: 0.80%
Genuine Parts Company «	45,000	$2,861,100

Hotels, Restaurants & Leisure: 0.56%
Marriott International Incorporated Class A «	18,000	670,860
McDonald’s Corporation	15,000	1,323,150
		1,994,010

Consumer Staples: 1.92%

Food Products: 1.09%
H.J. Heinz Company «	45,000	2,595,600
JM Smucker Company «	15,000	1,293,600
		3,889,200

Household Products: 0.38%
Church & Dwight Company Incorporated «	25,000	1,339,250

Personal Products: 0.45%
Estee Lauder Companies Incorporated Class A	27,000	1,616,220

Energy: 6.27%

Energy Equipment & Services: 0.79%
Cameron International Corporation †	10,000	564,600
Dresser-Rand Group Incorporated †	25,000	1,403,500
FMC Technologies Incorporated «†	20,000	856,600
		2,824,700

Oil, Gas & Consumable Fuels: 5.48%
ConocoPhillips Company	50,000	2,899,500
EOG Resources Incorporated	11,000	1,328,690
EQT Corporation	8,000	471,840
Kinder Morgan Incorporated	192,000	6,783,360
PAA Natural Gas Storage LP	30,000	571,500
Phillips 66	40,000	2,124,000
Plains All American Pipeline LP	40,000	1,809,600
The Williams Companies Incorporated	110,000	3,601,400
		19,589,890

Financials: 6.21%

REITs: 6.21%
American Tower Corporation	100,000	7,727,000
HCP Incorporated	75,000	3,388,500
Health Care REIT Incorporated	130,000	7,967,700
Plum Creek Timber Company «	70,000	3,105,900
		22,189,100

Health Care: 5.60%

Biotechnology: 0.38%
Celgene Corporation †	17,000	1,338,240

1

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies: 1.31%
Baxter International Incorporated	30,000	$1,999,800
C.R. Bard Incorporated	15,000	1,466,100
CareFusion Corporation †	15,000	428,700
Hologic Incorporated †	40,000	801,200
		4,695,800

Life Sciences Tools & Services: 0.57%
Agilent Technologies Incorporated	50,000	2,047,000

Pharmaceuticals: 3.34%
Allergan Incorporated	50,000	4,586,500
Bristol-Myers Squibb Company	40,000	1,303,600
Eli Lilly & Company	25,000	1,233,000
Merck & Company Incorporated	20,000	818,800
Mylan Incorporated †	120,000	3,297,600
Warner Chilcott Limited	15,000	180,600
Watson Pharmaceuticals Incorporated †	6,000	516,000
		11,936,100

Industrials: 2.93%

Building Products: 0.29%
Lennox International Incorporated «	20,000	1,050,400

Electrical Equipment: 0.69%
Roper Industries Incorporated	22,000	2,452,560

Machinery: 1.63%
Donaldson Company Incorporated	26,000	853,840
Flowserve Corporation	8,000	1,174,400
IDEX Corporation	10,000	465,300
Pall Corporation	55,000	3,314,300
		5,807,840

Road & Rail: 0.32%
Hertz Global Holdings Incorporated «†	70,000	1,138,900

Information Technology: 1.15%

Computers & Peripherals: 0.11%
EMC Corporation †	15,000	379,500

Electronic Equipment, Instruments & Components: 0.77%
FEI Company «	50,000	2,773,000

IT Services: 0.27%
International Business Machines Corporation	5,000	957,750

Materials: 1.97%

Chemicals: 1.97%
FMC Corporation	20,000	1,170,400
LyondellBasell Industries NV Class A	73,000	4,167,570
Valspar Corporation	27,000	1,684,800
		7,022,770

2

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Telecommunication Services: 0.40%

Wireless Telecommunication Services: 0.40%
Crown Castle International Corporation †			20,000	$1,443,200

Utilities: 1.07%

Gas Utilities: 1.07%
National Fuel Gas Company			50,000	2,534,500
ONEOK Incorporated			30,000	1,282,500
				3,817,000

Total Common Stocks (Cost $93,447,511)				103,163,530

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 68.43%

Consumer Discretionary: 2.45%

Media: 0.28%
DISH DBS Corporation 144A	5.00%	3-15-2023	$1,000,000	1,000,000

Specialty Retail: 2.17%
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	7,511,000	7,736,330

Consumer Staples: 0.61%

Food Products: 0.61%
Post Holdings Incorporated 144A	7.38	2-15-2022	2,000,000	2,191,250

Energy: 10.35%

Energy Equipment & Services: 8.48%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,500,000	1,612,500
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,140,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,694,100
Heckmann Corporation	9.88	4-15-2018	10,000,000	10,325,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,540,000
				30,311,600

Oil, Gas & Consumable Fuels: 1.87%
Consol Energy Incorporated	8.25	4-1-2020	6,175,000	6,684,438

Health Care: 11.80%

Health Care Equipment & Supplies: 2.42%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,073,750
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,255,000
Hologic Incorporated 144A	6.25	8-1-2020	4,000,000	4,310,000
				8,638,750

Health Care Providers & Services: 1.06%
HCA Incorporated	5.88	3-15-2022	3,500,000	3,806,250

Pharmaceuticals: 8.32%
Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	7,932,900
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	10,500,000	11,418,750
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	9,000,000	9,832,500

3

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Warner Chilcott Company LLC	7.75%	9-15-2018	$500,000	$532,500
				29,716,650

Industrials: 19.15%

Aerospace & Defense: 1.66%
Alliant Techsystems Incorporated	6.88	9-15-2020	3,000,000	3,296,250
Esterline Technologies Corporation	7.00	8-1-2020	2,380,000	2,635,850
				5,932,100

Commercial Services & Supplies: 5.54%
Clean Harbors Incorporated 144A	5.13	6-1-2021	2,000,000	2,070,000
Iron Mountain Incorporated	5.75	8-15-2024	14,155,000	14,331,938
Iron Mountain Incorporated	7.75	10-1-2019	3,000,000	3,382,500
				19,784,438

Construction & Engineering: 3.21%
Dycom Investments Incorporated	7.13	1-15-2021	10,845,000	11,468,588

Electrical Equipment: 3.57%
Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,596,250
General Cable Corporation 144A	5.75	10-1-2022	8,850,000	9,159,750
				12,756,000

Machinery: 2.04%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,205,775
Oshkosh Corporation	8.50	3-1-2020	5,500,000	6,091,250
				7,297,025

Road & Rail: 3.13%
HDTFS Incorporated 144A	6.25	10-15-2022	10,500,000	11,182,500

Materials: 13.83%

Chemicals: 7.88%
Kraton Polymers LLC	6.75	3-1-2019	12,000,000	12,405,000
Olin Corporation	5.50	8-15-2022	3,000,000	3,127,500
Tronox Finance LLC 144A	6.38	8-15-2020	12,500,000	12,625,000
				28,157,500

Containers & Packaging: 2.86%
Ball Corporation	5.00	3-15-2022	1,400,000	1,498,000
Greif Incorporated	7.75	8-1-2019	2,778,000	3,208,590
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,240,000
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,285,000
				10,231,590

Metals & Mining: 2.14%
United States Steel Corporation «	7.38	4-1-2020	7,145,000	7,627,286

Paper & Forest Products: 0.95%
Louisiana Pacific Corporation	7.50	6-1-2020	3,000,000	3,390,000

4

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services: 2.14%

Diversified Telecommunication Services: 1.17%
SBA Telecommunications Incorporated 144A		5.75%	7-15-2020	$2,000,000	$2,125,000
SBA Telecommunications Incorporated		8.25	8-15-2019	1,836,000	2,051,730
					4,176,730

Wireless Telecommunication Services: 0.97%
SBA Communications Corporation 144A		5.63	10-1-2019	3,300,000	3,465,000

Utilities: 8.10%

Independent Power Producers & Energy Traders: 8.10%
AES Corporation		8.00	6-1-2020	4,550,000	5,232,500
NRG Energy Incorporated		7.63	5-15-2019	4,000,000	4,280,000
NRG Energy Incorporated		7.88	5-15-2021	17,500,000	19,425,000
					28,937,500

Total Corporate Bonds and Notes (Cost $232,107,435)					244,491,525

Yankee Corporate Bonds and Notes: 4.19%

Energy: 0.90%

Energy Equipment & Services: 0.90%
Precision Drilling Corporation		6.63	11-15-2020	3,000,000	3,225,000

Materials: 3.29%

Chemicals: 3.29%
LyondellBasell Industries NV «		5.75	4-15-2024	10,000,000	11,750,000

Total Yankee Corporate Bonds and Notes (Cost $12,995,225)					14,975,000

		Yield		Shares
Short-Term Investments: 8.96%

Investment Companies: 8.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.14		2,559,211	2,559,211
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)(v)		0.20		29,459,455	29,459,455
Total Short-Term Investments (Cost $32,018,666)					32,018,666

Total investments in securities (Cost $370,568,837)*	110.46%				394,648,721
Other assets and liabilities, net	(10.46)				(37,364,003)

Total net assets	100.00%				$357,284,718

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

5

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $370,818,148 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,936,824
Gross unrealized depreciation	(1,106,251)

Net unrealized appreciation	$23,830,573

6

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012 the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$103,163,530	$0	$0	$103,163,530
Corporate bonds and notes	0	244,491,525	0	244,491,525
Yankee corporate bonds and notes	0	14,975,000	0	14,975,000
Short-term investments
Investment companies	2,559,211	29,459,455	0	32,018,666

	$105,722,741	$288,925,980	$0	$394,648,721

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities: 0.02%
FHLMC	10.50%	1-1-2016	$372	$410
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	138,666	166,378
Total Agency Securities (Cost $148,738)				166,788

			Shares
Common Stocks: 59.79%

Consumer Discretionary: 6.93%

Auto Components: 0.21%
BorgWarner Incorporated «†			3,638	260,554
Delphi Automotive plc †			9,183	351,250
Johnson Controls Incorporated			21,263	652,774
The Goodyear Tire & Rubber Company †			7,617	105,191
				1,369,769

Automobiles: 0.28%
Ford Motor Company			118,546	1,535,171
Harley-Davidson Incorporated			7,035	343,589
				1,878,760

Distributors: 0.05%
Genuine Parts Company «			4,823	306,646

Diversified Consumer Services: 0.03%
Apollo Group Incorporated Class A †			3,111	65,082
H&R Block Incorporated			8,434	156,619
				221,701

Hotels, Restaurants & Leisure: 1.08%
Carnival Corporation			13,864	509,779
Chipotle Mexican Grill Incorporated «†			979	291,213
Darden Restaurants Incorporated			3,999	180,235
International Game Technology			8,275	117,257
Marriott International Incorporated Class A			7,653	285,227
McDonald’s Corporation			31,215	2,753,475
Starbucks Corporation			23,122	1,239,802
Starwood Hotels & Resorts Worldwide Incorporated			6,092	349,437
Wyndham Worldwide Corporation			4,360	231,996
Wynn Resorts Limited			2,469	277,738
Yum! Brands Incorporated			14,050	932,920
				7,169,079

Household Durables: 0.26%
D.R. Horton Incorporated «			8,684	171,770
Garmin Limited			3,397	138,666
Harman International Industries Incorporated			2,108	94,101
Leggett & Platt Incorporated «			4,391	119,523
Lennar Corporation «			5,105	197,410
Newell Rubbermaid Incorporated			8,941	199,116
Pulte Homes Incorporated †			10,570	191,951
Stanley Black & Decker Incorporated			5,247	388,121
Whirlpool Corporation			2,422	246,439
				1,747,097

Internet & Catalog Retail: 0.64%
Amazon.com Incorporated †			11,268	2,829,846

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Internet & Catalog Retail (continued)
Expedia Incorporated	2,893	$177,775
Netflix Incorporated «†	1,728	160,324
priceline.com Incorporated †	1,550	962,860
TripAdvisor Incorporated «†	3,408	143,000
		4,273,805

Leisure Equipment & Products: 0.08%
Hasbro Incorporated	3,595	129,061
Mattel Incorporated	10,669	390,699
		519,760

Media: 2.13%
Cablevision Systems Corporation New York Group Class A	6,710	100,247
CBS Corporation Class B	18,374	699,131
Comcast Corporation Class A	82,622	3,088,410
DIRECTV Group Incorporated †	18,786	942,306
Discovery Communications Incorporated Class A «†	7,427	471,466
Gannett Company Incorporated «	7,146	128,699
Interpublic Group of Companies Incorporated	13,412	147,800
McGraw-Hill Companies Incorporated	8,636	472,130
News Corporation Class A	62,691	1,601,128
Omnicom Group Incorporated «	8,216	410,471
Scripps Networks Interactive Incorporated «	2,703	156,558
Time Warner Cable Incorporated	9,381	911,739
Time Warner Incorporated	29,439	1,408,067
Viacom Incorporated Class B	14,363	757,505
Walt Disney Company «	55,101	2,743,479
Washington Post Company Class B	139	50,764
		14,089,900

Multiline Retail: 0.48%
Big Lots Incorporated «†	1,799	51,200
Dollar General Corporation †	8,164	359,951
Dollar Tree Incorporated †	7,063	286,475
Family Dollar Stores Incorporated	2,976	188,708
JCPenney Company Incorporated «	4,431	87,335
Kohl’s Corporation	6,579	282,765
Macy’s Incorporated	12,290	479,556
Nordstrom Incorporated	4,728	252,948
Target Corporation	20,236	1,197,364
		3,186,302

Specialty Retail: 1.31%
Abercrombie & Fitch Company Class A	2,473	118,630
AutoNation Incorporated †	1,213	48,156
AutoZone Incorporated †	1,149	407,240
Bed Bath & Beyond Incorporated †	7,126	398,415
Best Buy Company Incorporated «	8,303	98,391
CarMax Incorporated †	7,114	267,060
GameStop Corporation Class A «	3,769	94,564
Gap Incorporated	9,242	286,872
Home Depot Incorporated	46,489	2,875,345
Limited Brands Incorporated	7,443	350,268
Lowe’s Companies Incorporated	34,968	1,242,063
O’Reilly Automotive Incorporated †	3,563	318,603
PetSmart Incorporated	3,341	228,324
Ross Stores Incorporated	6,916	374,501
Staples Incorporated «	20,954	238,876
Tiffany & Company	3,706	212,502
TJX Companies Incorporated	22,674	962,511

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Specialty Retail (continued)
Urban Outfitters Incorporated «†	3,404	$133,981
		8,656,302

Textiles, Apparel & Luxury Goods: 0.38%
Coach Incorporated	8,822	489,709
Fossil Incorporated †	1,680	156,408
Nike Incorporated Class B	22,759	1,174,364
Ralph Lauren Corporation	1,906	285,748
VF Corporation	2,739	413,507
		2,519,736

Consumer Staples: 6.35%

Beverages: 1.42%
Beam Incorporated	4,946	302,151
Brown-Forman Corporation Class B «	4,712	298,034
Coca-Cola Enterprises Incorporated	8,390	266,215
Constellation Brands Incorporated Class A †	4,708	166,616
Dr Pepper Snapple Group Incorporated «	6,472	285,933
Molson Coors Brewing Company	4,847	207,403
Monster Beverage Corporation †	4,637	245,205
PepsiCo Incorporated	48,094	3,291,072
The Coca-Cola Company	119,933	4,347,571
		9,410,200

Food & Staples Retailing: 1.41%
Costco Wholesale Corporation	13,443	1,327,765
CVS Caremark Corporation	38,765	1,874,288
Kroger Company	15,976	415,696
Safeway Incorporated «	7,451	134,789
Sysco Corporation «	18,275	578,587
Wal-Mart Stores Incorporated	52,006	3,548,369
Walgreen Company	26,712	988,611
Whole Foods Market Incorporated	5,366	490,077
		9,358,182

Food Products: 1.04%
Archer Daniels Midland Company	20,478	560,892
Campbell Soup Company «	5,572	194,407
ConAgra Foods Incorporated	12,671	373,795
Dean Foods Company †	5,759	95,081
General Mills Incorporated	20,062	810,705
H.J. Heinz Company «	9,972	575,185
Hormel Foods Corporation «	4,169	130,114
JM Smucker Company	3,373	290,888
Kellogg Company	7,689	429,431
Kraft Foods Group Incorporated	18,421	837,603
McCormick & Company Incorporated «	4,122	261,871
Mead Johnson Nutrition Company	6,313	415,964
Mondelez International Incorporated Class A	55,256	1,407,370
The Hershey Company	4,649	335,751
Tyson Foods Incorporated Class A	8,925	173,145
		6,892,202

Household Products: 1.29%
Clorox Company «	4,058	297,127
Colgate-Palmolive Company	13,808	1,443,488
Kimberly-Clark Corporation	12,167	1,027,260

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Household Products (continued)
Procter & Gamble Company	85,016	$5,771,736
		8,539,611

Personal Products: 0.10%
Avon Products Incorporated	13,436	192,941
Estee Lauder Companies Incorporated Class A	7,463	446,735
		639,676

Tobacco: 1.09%
Altria Group Incorporated	62,965	1,978,360
Lorillard Incorporated	4,027	469,830
Philip Morris International	51,943	4,344,513
Reynolds American Incorporated	10,079	417,573
		7,210,276

Energy: 6.57%

Energy Equipment & Services: 1.11%
Baker Hughes Incorporated	13,669	558,242
Cameron International Corporation †	7,673	433,218
Diamond Offshore Drilling Incorporated «	2,160	146,794
Ensco plc Class A	7,221	428,061
FMC Technologies Incorporated «†	7,392	316,599
Halliburton Company	28,853	1,000,911
Helmerich & Payne Incorporated	3,286	184,049
Nabors Industries Limited †	9,028	130,455
National Oilwell Varco Incorporated	13,273	907,210
Noble Corporation	7,859	273,650
Rowan Companies plc «†	3,860	120,702
Schlumberger Limited	41,278	2,860,153
		7,360,044

Oil, Gas & Consumable Fuels: 5.46%
Anadarko Petroleum Corporation	15,540	1,154,777
Apache Corporation	12,167	955,110
Cabot Oil & Gas Corporation	6,524	324,504
Chesapeake Energy Corporation «	16,119	267,898
Chevron Corporation	60,852	6,580,535
ConocoPhillips Company	37,742	2,188,659
CONSOL Energy Incorporated «	7,082	227,332
Denbury Resources Incorporated †	12,033	194,935
Devon Energy Corporation	11,711	609,440
EOG Resources Incorporated	8,422	1,017,293
EQT Corporation	4,653	274,434
Exxon Mobil Corporation	141,762	12,269,501
Hess Corporation	9,238	489,244
Kinder Morgan Incorporated	19,662	694,658
Marathon Oil Corporation	21,964	673,416
Marathon Petroleum Corporation	10,546	664,398
Murphy Oil Corporation	5,739	341,757
Newfield Exploration Company †	4,205	112,610
Noble Energy Incorporated	5,533	562,927
Occidental Petroleum Corporation	25,191	1,929,883
Peabody Energy Corporation	8,347	222,114
Phillips 66 Incorporated	19,460	1,033,326
Pioneer Natural Resources Company	3,832	408,453
QEP Resources Incorporated	5,537	167,605
Range Resources Corporation «	5,057	317,731
Southwestern Energy Company «†	10,863	362,933
Spectra Energy Corporation	20,700	566,766

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	4,368	$192,410
The Williams Companies Incorporated	20,950	685,903
Valero Energy Corporation	17,213	587,308
WPX Energy Incorporated †	6,195	92,182
		36,170,042

Financials: 9.33%

Capital Markets: 1.19%
Ameriprise Financial Incorporated	6,401	400,895
Bank of New York Mellon Corporation «	36,335	933,810
BlackRock Incorporated «	3,900	806,169
Charles Schwab Corporation	34,096	489,619
E*TRADE Financial Corporation †	8,006	71,654
Federated Investors Incorporated Class B «	2,909	58,849
Franklin Resources Incorporated	4,292	539,504
Goldman Sachs Group Incorporated	13,737	1,752,292
Invesco Limited	13,808	360,251
Legg Mason Incorporated	3,646	93,775
Morgan Stanley	42,970	821,586
Northern Trust Corporation	6,785	340,336
State Street Corporation	14,454	679,483
T. Rowe Price Group Incorporated	7,923	516,025
		7,864,248

Commercial Banks: 1.66%
Branch Banking & Trust Corporation	21,754	633,259
Comerica Incorporated	5,917	179,522
Fifth Third Bancorp	27,905	423,877
First Horizon National Corporation	7,685	76,158
Huntington Bancshares Incorporated	26,598	169,961
KeyCorp	29,031	244,441
M&T Bank Corporation «	3,781	372,315
PNC Financial Services Group Incorporated	16,444	958,850
Regions Financial Corporation	43,933	312,803
SunTrust Banks Incorporated	16,753	474,948
US Bancorp	58,466	1,867,404
Wells Fargo & Company (l)	152,221	5,202,914
Zions Bancorporation	5,727	122,558
		11,039,010

Consumer Finance: 0.55%
American Express Company	30,271	1,739,977
Capital One Financial Corporation	18,084	1,047,606
Discover Financial Services	15,695	605,042
SLM Corporation	14,371	246,175
		3,638,800

Diversified Financial Services: 2.91%
Bank of America Corporation	335,119	3,887,380
Berkshire Hathaway Incorporated Class B †	56,714	5,087,246
Citigroup Incorporated	91,179	3,607,041
CME Group Incorporated	9,536	483,571
InterContinental Exchange Incorporated †	2,259	279,687
JPMorgan Chase & Company	118,197	5,197,122
Leucadia National Corporation «	6,159	146,523
Moody’s Corporation «	6,028	303,329
NASDAQ Stock Market Incorporated «	3,642	91,086

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Diversified Financial Services (continued)
NYSE Euronext Incorporated	7,554	$238,253
		19,321,238

Insurance: 1.63%
ACE Limited	10,566	843,167
AFLAC Incorporated	14,581	774,543
Allstate Corporation	14,981	601,787
American International Group Incorporated †	45,903	1,620,376
Aon plc	9,908	550,885
Assurant Incorporated	2,445	84,842
Chubb Corporation	8,145	613,481
Cincinnati Financial Corporation «	4,554	178,335
Genworth Financial Incorporated †	15,294	114,858
Lincoln National Corporation	8,553	221,523
Loews Corporation	9,666	393,890
Marsh & McLennan Companies Incorporated	16,927	583,474
MetLife Incorporated	33,922	1,117,391
Principal Financial Group Incorporated «	8,580	244,702
Prudential Financial Incorporated	14,426	769,339
The Hartford Financial Services Group Incorporated	13,566	304,421
The Progressive Corporation	17,300	365,030
The Travelers Companies Incorporated	11,862	851,929
Torchmark Corporation	2,953	152,582
Unum Group	8,553	178,073
XL Group plc	9,345	234,186
		10,798,814

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	9,381	186,682

REITs: 1.32%
American Tower Corporation	12,294	949,957
Apartment Investment & Management Company Class A	4,526	122,474
AvalonBay Communities Incorporated	3,555	482,022
Boston Properties Incorporated «	4,693	496,566
Equity Residential Corporation	10,003	566,870
HCP Incorporated	14,058	635,140
Health Care REIT Incorporated	8,073	494,794
Host Hotels & Resorts Incorporated «	22,535	353,123
Kimco Realty Corporation «	12,675	244,881
Plum Creek Timber Company «	5,025	222,959
Prologis Incorporated	14,331	522,938
Public Storage Incorporated	4,482	649,711
Simon Property Group Incorporated	9,619	1,520,668
Ventas Incorporated	9,191	594,842
Vornado Realty Trust	5,267	421,781
Weyerhaeuser Company	16,836	468,378
		8,747,104

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	14,779	120,153
People’s United Financial Incorporated «	10,808	130,669
		250,822

Health Care: 7.18%

Biotechnology: 0.98%
Alexion Pharmaceuticals Incorporated †	6,040	566,612
Amgen Incorporated	23,859	2,059,509
Biogen Idec Incorporated †	7,356	1,078,905

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	13,150	$1,035,168
Gilead Sciences Incorporated †	23,558	1,730,335
		6,470,529

Health Care Equipment & Supplies: 1.05%
Baxter International Incorporated	17,082	1,138,686
Becton Dickinson & Company «	6,123	478,757
Boston Scientific Corporation †	42,688	244,602
C.R. Bard Incorporated	2,382	232,817
CareFusion Corporation †	6,900	197,202
Covidien plc	14,720	849,933
DENTSPLY International Incorporated «	4,411	174,720
Edwards Lifesciences Corporation «†	3,587	323,440
Intuitive Surgical Incorporated †	1,237	606,588
Medtronic Incorporated	31,445	1,289,874
St. Jude Medical Incorporated	9,583	346,330
Stryker Corporation «	8,985	492,558
Varian Medical Systems Incorporated †	3,400	238,816
Zimmer Holdings Incorporated	5,394	359,564
		6,973,887

Health Care Providers & Services: 1.15%
Aetna Incorporated	10,404	481,705
AmerisourceBergen Corporation	7,320	316,078
Cardinal Health Incorporated	10,566	435,108
CIGNA Corporation	8,890	475,259
Coventry Health Care Incorporated	4,181	187,434
DaVita Incorporated †	2,608	288,262
Express Scripts Holding Corporation †	25,385	1,370,790
Humana Incorporated	4,918	337,522
Laboratory Corporation of America Holdings †	2,941	254,749
McKesson Corporation	7,340	711,686
Patterson Companies Incorporated	2,600	88,998
Quest Diagnostics Incorporated	4,942	287,970
Tenet Healthcare Corporation «†	3,309	107,443
UnitedHealth Group Incorporated	31,762	1,722,771
WellPoint Incorporated	9,441	575,146
		7,640,921

Health Care Technology: 0.05%
Cerner Corporation †	4,534	352,020

Life Sciences Tools & Services: 0.27%
Agilent Technologies Incorporated	10,836	443,626
Life Technologies Corporation †	5,350	262,578
PerkinElmer Incorporated	3,567	113,217
Thermo Fisher Scientific Incorporated	11,200	714,336
Waters Corporation †	2,703	235,485
		1,769,242

Pharmaceuticals: 3.68%
Abbott Laboratories	49,149	3,219,260
Allergan Incorporated	9,563	877,214
Bristol-Myers Squibb Company	51,324	1,672,649
Eli Lilly & Company	31,754	1,566,107
Forest Laboratories Incorporated «†	7,281	257,165
Hospira Incorporated †	5,136	160,449
Johnson & Johnson Services Incorporated	86,166	6,040,237
Merck & Company Incorporated	94,524	3,869,813
Mylan Laboratories Incorporated †	12,671	348,199

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Pharmaceuticals (continued)
Perrigo Company	2,743	$285,354
Pfizer Incorporated	228,923	5,741,389
Watson Pharmaceuticals Incorporated †	3,971	341,506
		24,379,342

Industrials: 6.00%

Aerospace & Defense: 1.39%
Boeing Company	21,100	1,590,096
General Dynamics Corporation	10,320	714,866
Honeywell International Incorporated	24,358	1,546,002
L-3 Communications Holdings Incorporated	2,925	224,114
Lockheed Martin Corporation	8,351	770,714
Northrop Grumman Corporation	7,633	515,838
Precision Castparts Corporation	4,526	857,315
Raytheon Company	10,257	590,393
Rockwell Collins Incorporated	4,360	253,621
United Technologies Corporation	26,217	2,150,056
		9,213,015

Air Freight & Logistics: 0.46%
C.H. Robinson Worldwide Incorporated «	5,014	316,985
Expeditors International of Washington Incorporated	6,500	257,075
FedEx Corporation	9,084	833,184
United Parcel Service Incorporated Class B	22,246	1,640,198
		3,047,442

Airlines: 0.03%
Southwest Airlines Company	22,947	234,977

Building Products: 0.03%
Masco Corporation	11,105	185,009

Commercial Services & Supplies: 0.34%
Avery Dennison Corporation «	3,095	108,077
Cintas Corporation	3,301	135,011
Dun & Bradstreet Corporation «	1,387	109,088
Equifax Incorporated	3,718	201,218
Iron Mountain Incorporated «	5,188	161,087
Pitney Bowes Incorporated «	6,242	66,415
Republic Services Incorporated	9,298	272,710
Robert Half International Incorporated	4,375	139,213
Stericycle Incorporated †	2,671	249,124
The ADT Corporation	7,229	336,076
Waste Management Incorporated	13,558	457,447
		2,235,466

Construction & Engineering: 0.10%
Fluor Corporation	5,176	304,038
Jacobs Engineering Group Incorporated †	4,043	172,111
Quanta Services Incorporated †	6,627	180,851
		657,000

Electrical Equipment: 0.40%
Eaton Corporation plc	14,359	778,258
Emerson Electric Company	22,515	1,192,394
Rockwell Automation Incorporated	4,332	363,845

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Electrical Equipment (continued)
Roper Industries Incorporated	3,060	$341,129
		2,675,626

Industrial Conglomerates: 1.56%
3M Company	19,793	1,837,780
Danaher Corporation	18,092	1,011,343
General Electric Company	326,047	6,843,727
Textron Incorporated	8,763	217,235
Tyco International Limited	14,482	423,599
		10,333,684

Machinery: 1.09%
Caterpillar Incorporated	20,332	1,821,341
Cummins Incorporated	5,497	595,600
Deere & Company	12,179	1,052,509
Dover Corporation	5,564	365,610
Flowserve Corporation	1,554	228,127
Illinois Tool Works Incorporated «	13,257	806,158
Ingersoll-Rand plc	8,703	417,396
Joy Global Incorporated «	3,293	210,028
Paccar Incorporated «	10,978	496,315
Pall Corporation «	3,456	208,259
Parker Hannifin Corporation	4,637	394,423
Pentair Limited	6,539	321,392
Snap-On Incorporated	1,811	143,051
Xylem Incorporated	5,778	156,584
		7,216,793

Road & Rail: 0.48%
CSX Corporation	32,067	632,682
Norfolk Southern Corporation	9,825	607,578
Ryder System Incorporated	1,589	79,339
Union Pacific Corporation	14,624	1,838,529
		3,158,128

Trading Companies & Distributors: 0.12%
Fastenal Company «	8,382	391,356
W.W. Grainger Incorporated	1,859	376,206
		767,562

Information Technology: 11.38%

Communications Equipment: 1.18%
Cisco Systems Incorporated	165,078	3,243,783
F5 Networks Incorporated †	2,457	238,698
Harris Corporation	3,531	172,878
JDS Uniphase Corporation †	7,273	98,476
Juniper Networks Incorporated †	16,031	315,330
Motorola Solutions Incorporated	8,723	485,697
QUALCOMM Incorporated	52,981	3,285,882
		7,840,744

Computers & Peripherals: 3.00%
Apple Incorporated	29,249	15,590,594
Dell Incorporated	45,376	459,659
EMC Corporation †	65,501	1,657,175
Hewlett-Packard Company	61,134	871,160

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Computers & Peripherals (continued)
NetApp Incorporated †	11,141	$373,781
SanDisk Corporation †	7,518	327,484
Seagate Technology plc «	10,447	318,425
Western Digital Corporation	6,817	289,654
		19,887,932

Electronic Equipment, Instruments & Components: 0.26%
Amphenol Corporation Class A	4,986	322,594
Corning Incorporated	45,950	579,889
FLIR Systems Incorporated	4,665	104,076
Jabil Circuit Incorporated	5,814	112,152
Molex Incorporated «	4,296	117,410
TE Connectivity Limited	13,138	487,683
		1,723,804

Internet Software & Services: 1.33%
Akamai Technologies Incorporated †	5,517	225,700
eBay Incorporated †	36,208	1,847,332
Google Incorporated Class A †	8,275	5,870,037
VeriSign Incorporated †	4,827	187,384
Yahoo! Incorporated †	32,360	643,964
		8,774,417

IT Services: 2.29%
Accenture plc	19,852	1,320,158
Automatic Data Processing Incorporated «	15,096	860,623
Cognizant Technology Solutions Corporation Class A †	9,334	691,183
Computer Sciences Corporation	4,831	193,482
Fidelity National Information Services Incorporated	7,748	269,708
Fiserv Incorporated †	4,150	327,975
International Business Machines Corporation	33,026	6,326,130
MasterCard Incorporated Class A	3,321	1,631,541
Paychex Incorporated «	10,059	313,237
SAIC Incorporated	8,822	99,865
Teradata Corporation †	5,259	325,480
Total System Services Incorporated	4,998	107,057
Visa Incorporated Class A	16,210	2,457,112
Western Union Company	18,548	252,438
		15,175,989

Office Electronics: 0.04%
Xerox Corporation	39,292	267,971

Semiconductors & Semiconductor Equipment: 1.19%
Advanced Micro Devices Incorporated «†	18,818	45,163
Altera Corporation	9,968	343,298
Analog Devices Incorporated	9,369	394,060
Applied Materials Incorporated	37,239	426,014
Broadcom Corporation Class A	16,134	535,810
First Solar Incorporated «†	1,867	57,653
Intel Corporation	154,718	3,191,832
KLA-Tencor Corporation	5,176	247,206
Lam Research Corporation †	5,327	192,465
Linear Technology Corporation «	7,193	246,720
LSI Corporation †	17,209	121,840
Microchip Technology Incorporated «	6,052	197,235
Micron Technology Incorporated †	31,639	200,908
NVIDIA Corporation	19,428	238,770
Teradyne Incorporated «†	5,842	98,671
Texas Instruments Incorporated	34,849	1,078,228

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	8,113	$291,257
		7,907,130

Software: 2.09%
Adobe Systems Incorporated †	15,393	580,008
Autodesk Incorporated †	6,987	246,990
BMC Software Incorporated †	4,431	175,733
CA Incorporated	10,423	229,098
Citrix Systems Incorporated †	5,806	381,745
Electronic Arts Incorporated †	9,488	137,861
Intuit Incorporated	8,652	514,794
Microsoft Corporation	235,522	6,295,503
Oracle Corporation	116,873	3,894,208
Red Hat Incorporated †	6,012	318,396
Salesforce.com Incorporated «†	4,062	682,822
Symantec Corporation †	21,576	405,845
		13,863,003

Materials: 2.17%

Chemicals: 1.52%
Air Products & Chemicals Incorporated	6,619	556,128
Airgas Incorporated «	2,184	199,377
CF Industries Holdings Incorporated	1,954	396,975
Dow Chemical Company	37,286	1,205,084
E.I. du Pont de Nemours & Company	28,991	1,303,725
Eastman Chemical Company	4,768	324,462
Ecolab Incorporated	8,196	589,292
FMC Corporation	4,272	249,997
International Flavors & Fragrances Incorporated «	2,536	168,745
LyondellBasell Industries NV Class A	11,803	673,833
Monsanto Company	16,622	1,573,272
Mosaic Company	8,604	487,245
PPG Industries Incorporated	4,768	645,349
Praxair Incorporated	9,238	1,011,099
Sherwin-Williams Company	2,659	409,007
Sigma-Aldrich Corporation «	3,741	275,263
		10,068,853

Construction Materials: 0.03%
Vulcan Materials Company «	4,031	209,814

Containers & Packaging: 0.08%
Ball Corporation	4,784	214,084
Bemis Company Incorporated	3,210	107,407
Owens-Illinois Incorporated †	5,117	108,839
Sealed Air Corporation	6,048	105,900
		536,230

Metals & Mining: 0.43%
Alcoa Incorporated	33,181	288,011
Allegheny Technologies Incorporated	3,337	101,311
Cliffs Natural Resources Incorporated «	4,431	170,859
Freeport-McMoRan Copper & Gold Incorporated Class B	29,518	1,009,516
Newmont Mining Corporation	15,437	716,894
Nucor Corporation	9,876	426,446
United States Steel Corporation «	4,486	107,081
		2,820,118

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Paper & Forest Products: 0.11%
International Paper Company	13,653	$543,936
MeadWestvaco Corporation	5,434	173,182
		717,118

Telecommunication Services: 1.83%

Diversified Telecommunication Services: 1.64%
AT&T Incorporated	176,607	5,953,422
CenturyTel Incorporated «	19,408	759,241
Frontier Communications Corporation «	31,044	132,868
Verizon Communications Incorporated	88,738	3,839,693
Windstream Corporation «	18,287	151,416
		10,836,640

Wireless Telecommunication Services: 0.19%
Crown Castle International Corporation †	9,116	657,811
MetroPCS Communications Incorporated †	9,849	97,899
Sprint Nextel Corporation †	93,422	529,703
		1,285,413

Utilities: 2.05%

Electric Utilities: 1.20%
American Electric Power Company Incorporated	15,088	643,956
Consolidated Edison Incorporated	9,108	505,858
Duke Energy Corporation	21,897	1,397,029
Edison International	10,130	457,775
Entergy Corporation	5,525	352,219
Exelon Corporation	26,562	789,954
FirstEnergy Corporation	13,004	543,047
Nextera Energy Incorporated	13,158	910,402
Northeast Utilities	9,762	381,499
Pepco Holdings Incorporated «	7,134	139,898
Pinnacle West Capital Corporation	3,412	173,944
PPL Corporation	18,088	517,859
The Southern Company	27,180	1,163,576
		7,977,016

Gas Utilities: 0.06%
AGL Resources Incorporated	3,662	146,370
ONEOK Incorporated	6,361	271,933
		418,303

Independent Power Producers & Energy Traders: 0.07%
AES Corporation	19,198	205,419
NRG Energy Incorporated «	10,019	230,337
		435,756

Multi-Utilities: 0.72%
Ameren Corporation	7,546	231,813
CenterPoint Energy Incorporated	13,289	255,813
CMS Energy Corporation	8,204	200,014
Dominion Resources Incorporated	17,866	925,459
DTE Energy Company	5,350	321,268
Integrys Energy Group Incorporated	2,422	126,477
NiSource Incorporated	9,631	239,716
PG&E Corporation	13,368	537,126

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group Incorporated			15,730	$481,338
SCANA Corporation «			4,098	187,033
Sempra Energy			6,995	496,225
TECO Energy Incorporated «			6,329	106,074
Wisconsin Energy Corporation			7,154	263,625
Xcel Energy Incorporated			15,160	404,906
				4,776,887

Total Common Stocks (Cost $312,099,519)				396,199,589

	Interest rate	Maturity date	Principal
Non-Agency Mortgage Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.54%	12-25-2034	$25,648	23,625
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.17	12-25-2034	9,166	8,507
Total Non-Agency Mortgage Backed Securities (Cost $34,814)				32,132

U.S. Treasury Securities: 35.29%
U.S. Treasury Bond	2.75	8-15-2042	1,860,000	1,789,378
U.S. Treasury Bond	3.00	5-15-2042	4,900,000	4,973,500
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	12,444,918
U.S. Treasury Bond	3.13	2-15-2042	6,258,000	6,520,054
U.S. Treasury Bond	3.50	2-15-2039	9,195,000	10,357,303
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	18,710,719
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	15,413,445
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	13,353,577
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	18,550,234
U.S. Treasury Bond	4.38	2-15-2038	5,198,000	6,718,415
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	16,498,751
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	19,115,067
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	17,153,128
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	9,204,759
U.S. Treasury Bond	4.50	5-15-2038	6,588,000	8,673,510
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	10,216,355
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	18,150,309
U.S. Treasury Bond	4.75	2-15-2037	3,060,000	4,160,165
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	15,843,884
U.S. Treasury Bond	5.00	5-15-2037	4,273,000	6,007,573
Total U.S. Treasury Securities (Cost $191,794,161)				233,855,044

Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			2,196,879	724,970
Total Other (Cost $199,072)				724,970

Short-Term Investments: 6.92%

	Yield		Shares
Investment Companies: 4.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14		9,231,305	9,231,305
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.20		20,469,890	20,469,890
				29,701,195

		Maturity date	Principal
U.S. Treasury Securities: 2.44%
U.S. Treasury Bill (z)#	0.02	1-17-2013	$6,955,000	6,954,937

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill (z) #		0.02%	1-24-2013	$9,185,000	$9,184,890
					16,139,827

Total Short-Term Investments (Cost $45,840,927)					45,841,022

Total investments in securities (Cost $550,117,231)*	102.13%				676,819,545
Other assets and liabilities, net	(2.13)				(14,126,090)

Total net assets	100.00%				$662,693,455

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
±	Variable rate investment
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $583,101,160 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$112,748,996
Gross unrealized depreciation	(19,030,611)

Net unrealized appreciation	$93,718,385

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$166,788	$0	$166,788
Equity securities
Common stocks	396,199,589	0	0	396,199,589
Non-agency mortgage backed securities	0	32,132	0	32,132
U.S. Treasury securities	233,855,044	0	0	233,855,044
Other	0	0	724,970	724,970
Short-term investments
Investment companies	9,231,305	20,469,890	0	29,701,195
U.S. Treasury securities	16,139,827	0	0	16,139,827

	$655,425,765	$20,668,810	$724,970	$676,819,545

As of December 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,101,197	$0	$0	$2,101,197

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of December 31, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At December 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized gains (losses)
3-14-2013	475 Long	S&P 500 Index	$168,636,875	$(120,888)
3-19-2013	36 Long	30-Year U.S. Treasury Bonds	5,310,000	(74,077)
3-19-2013	1,113 Short	30-Year U.S. Treasury Bonds	164,167,500	2,296,162

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 97.28%

Consumer Discretionary: 17.45%

Hotels, Restaurants & Leisure: 3.34%
Darden Restaurants Incorporated	67,200	$3,028,704
International Speedway Corporation Class A «	66,900	1,847,778
		4,876,482

Household Durables: 2.77%
NVR Incorporated †	4,400	4,048,000

Leisure Equipment & Products: 2.20%
Hasbro Incorporated «	89,300	3,205,870

Media: 2.49%
Omnicom Group Incorporated «	72,900	3,642,084

Specialty Retail: 1.36%
Best Buy Company Incorporated «	167,650	1,986,653

Textiles, Apparel & Luxury Goods: 5.29%
Gildan Activewear Incorporated	132,900	4,861,482
Hanesbrands Incorporated «†	80,000	2,865,600
		7,727,082

Consumer Staples: 3.70%

Beverages: 2.43%
Coca-Cola Enterprises Incorporated	111,700	3,544,241

Personal Products: 1.27%
Avon Products Incorporated «	129,500	1,859,620

Energy: 1.73%

Oil, Gas & Consumable Fuels: 1.73%
Noble Energy Incorporated	24,800	2,523,152

Financials: 17.80%

Commercial Banks: 6.57%
City National Corporation «	64,100	3,174,232
TCF Financial Corporation «	316,600	3,846,690
Umpqua Holdings Corporation «	218,300	2,573,757
		9,594,679

Insurance: 11.23%
Axis Capital Holdings Limited	81,700	2,830,088
RenaissanceRe Holdings Limited «	35,100	2,852,226
Stancorp Financial Group Incorporated «	72,678	2,665,102
Stewart Information Services Corporation «	130,800	3,400,800
Torchmark Corporation	45,600	2,356,152
Willis Group Holdings plc «	68,700	2,303,511
		16,407,879

1

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care: 9.23%

Health Care Equipment & Supplies: 2.35%
West Pharmaceutical Services Incorporated	62,600	$3,427,350

Health Care Providers & Services: 6.88%
Cardinal Health Incorporated	78,900	3,249,102
MEDNAX Incorporated «†	37,800	3,005,856
Quest Diagnostics Incorporated «	65,100	3,793,377
		10,048,335

Industrials: 18.04%

Building Products: 3.05%
Quanex Building Products Corporation	218,520	4,459,993

Commercial Services & Supplies: 9.08%
Brink’s Company	115,500	3,295,215
Cintas Corporation «	78,100	3,194,290
G&K Services Incorporated Class A	64,000	2,185,600
Steelcase Incorporated	360,600	4,594,044
		13,269,149

Machinery: 5.91%
Albany International Corporation Class A «	132,087	2,995,733
Harsco Corporation «	159,000	3,736,500
Kennametal Incorporated «	47,300	1,892,000
		8,624,233

Information Technology: 15.89%

Computers & Peripherals: 2.09%
Diebold Incorporated	99,700	3,051,817

Electronic Equipment, Instruments & Components: 4.15%
Flextronics International Limited †	494,200	3,068,982
Molex Incorporated «	109,789	3,000,533
		6,069,515

IT Services: 2.54%
Western Union Company «	272,300	3,706,003

Semiconductors & Semiconductor Equipment: 7.11%
Entegris Incorporated †	197,300	1,811,214
Lam Research Corporation †	141,947	5,128,545
Teradyne Incorporated «†	204,200	3,448,938
		10,388,697

Materials: 11.48%

Containers & Packaging: 8.57%
Ball Corporation «	88,200	3,946,950
Bemis Company Incorporated «	93,900	3,141,894
Packaging Corporation of America	51,000	1,961,970
Rock-Tenn Company Class A	49,600	3,467,536
		12,518,350

2

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Metals & Mining: 2.91%
Reliance Steel & Aluminum Company			68,400	$4,247,640

Utilities: 1.96%

Electric Utilities: 1.96%
Entergy Corporation			45,000	2,868,751

Total Common Stocks (Cost $121,751,986)				142,095,575

			Principal
Other: 0.22%
Gryphon Funding Limited Pass-through Entity (v)(a)(i)			$985,255	325,134
Total Other (Cost $89,279)				325,134

		Yield	Shares
Short-Term Investments: 34.63%

Investment Companies: 34.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	4,099,087	4,099,087
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.20	46,487,112	46,487,112
Total Short-Term Investments (Cost $50,586,199)				50,586,199

Total investments in securities (Cost $172,427,464)*	132.13%			193,006,908
Other assets and liabilities, net	(32.13)			(46,936,649)

Total net assets	100.00%			$146,070,259

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $180,666,303 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,988,177
Gross unrealized depreciation	(14,647,572)

Net unrealized appreciation	$12,340,605

3

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (“Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$142,095,575	$0	$0	$142,095,575
Other	0	0	325,134	325,134
Short-term investments
Investment companies	4,099,087	46,487,112	0	50,586,199

	$146,194,662	$46,487,112	$325,134	$193,006,908

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE COMMON STOCK FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 92.25%

Consumer Discretionary: 16.74%

Auto Components: 0.11%
Allison Transmission Holdings Incorporated «	62,514	$1,276,536

Diversified Consumer Services: 2.85%
Capella Education Company †	586,262	16,550,176
Grand Canyon Education Incorporated †	685,417	16,086,737
		32,636,913

Hotels, Restaurants & Leisure: 1.87%
Royal Caribbean Cruises Limited «	404,540	13,754,360
Texas Roadhouse Incorporated	454,926	7,642,757
		21,397,117

Household Durables: 1.00%
Mohawk Industries Incorporated †	126,797	11,471,325

Media: 4.23%
Cablevision Systems Corporation New York Group Class A	648,536	9,689,128
Interpublic Group of Companies Incorporated	1,513,363	16,677,260
Scripps Networks Interactive Incorporated «	173,342	10,039,969
Time Warner Cable Incorporated	123,836	12,035,621
		48,441,978

Specialty Retail: 6.68%
Ann Incorporated †	434,000	14,686,560
Children’s Place Retail Stores Incorporated †	230,489	10,208,358
Express Incorporated †	895,061	13,506,470
PetSmart Incorporated «	230,764	15,770,412
Tractor Supply Company «	114,102	10,082,053
Urban Outfitters Incorporated «†	309,552	12,183,967
		76,437,820

Consumer Staples: 0.87%

Household Products: 0.87%
Church & Dwight Company Incorporated	186,176	9,973,448

Energy: 7.88%

Energy Equipment & Services: 4.90%
Cameron International Corporation †	275,744	15,568,506
Dresser-Rand Group Incorporated †	190,244	10,680,298
Helmerich & Payne Incorporated «	272,524	15,264,069
Noble Corporation	419,516	14,607,547
		56,120,420

Oil, Gas & Consumable Fuels: 2.98%
Forest Oil Corporation «†	1,656,730	11,083,524
Newfield Exploration Company †	513,089	13,740,523
Plains Exploration & Product Company †	197,283	9,260,464
		34,084,511

1

WELLS FARGO ADVANTAGE COMMON STOCK FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Financials: 16.49%

Capital Markets: 2.50%
Greenhill & Company Incorporated «	287,297	$14,936,571
Waddell & Reed Financial Incorporated «	393,428	13,699,163
		28,635,734

Commercial Banks: 4.53%
CapitalSource Incorporated	2,792,193	21,164,823
Hancock Holding Company	330,708	10,496,672
MB Financial Incorporated «	309,215	6,106,996
National Bank Holdings Corporation †(a)	283,000	5,374,170
National Bank Holdings Corporation Class A 144A †(a)	457,000	8,678,430
		51,821,091

Consumer Finance: 1.49%
DFC Global Corporation «†	923,055	17,085,748

Insurance: 4.62%
Arch Capital Group Limited †	356,608	15,697,884
CNO Financial Group Incorporated «	1,210,729	11,296,102
Reinsurance Group of America Incorporated	204,063	10,921,452
RenaissanceRe Holdings Limited	184,823	15,018,717
		52,934,155

REITs: 3.35%
BioMed Realty Trust Incorporated	665,684	12,867,672
Campus Crest Communities Incorporated	976,721	11,974,599
Hersha Hospitality Trust	2,711,956	13,559,780
		38,402,051

Health Care: 9.44%

Health Care Equipment & Supplies: 5.39%
CareFusion Corporation †	598,000	17,090,840
DENTSPLY International Incorporated «	356,997	14,140,651
Hologic Incorporated †	820,493	16,434,475
Varian Medical Systems Incorporated «†	199,755	14,030,791
		61,696,757

Health Care Providers & Services: 1.50%
Universal Health Services Class B «	353,974	17,114,643

Life Sciences Tools & Services: 2.55%
Parexel International Corporation †	454,788	13,457,177
PerkinElmer Incorporated	497,124	15,778,716
		29,235,893

Industrials: 16.29%

Aerospace & Defense: 0.35%
Spirit AeroSystems Holdings Incorporated †	238,850	4,053,285

Airlines: 1.99%
Alaska Air Group Incorporated †	345,584	14,891,215
United Continental Holdings Incorporated «†	335,874	7,852,734
		22,743,949

2

WELLS FARGO ADVANTAGE COMMON STOCK FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Services & Supplies: 3.90%
Herman Miller Incorporated «	530,000	$11,352,600
Republic Services Incorporated	541,265	15,875,302
Steelcase Incorporated	1,362,910	17,363,473
		44,591,375

Electrical Equipment: 0.91%
AMETEK Incorporated	277,052	10,408,844

Machinery: 4.01%
Pentair Limited	236,184	11,608,444
SPX Corporation	234,336	16,438,670
Wabash National Corporation †	1,986,201	17,816,223
		45,863,337

Road & Rail: 3.83%
Avis Budget Group Incorporated «†	924,544	18,324,462
Con-way Incorporated	241,383	6,715,275
Ryder System Incorporated	377,541	18,850,622
		43,890,359

Trading Companies & Distributors: 1.30%
GATX Corporation «	344,987	14,937,937

Information Technology: 18.99%

Communications Equipment: 1.32%
Riverbed Technology Incorporated †	767,807	15,141,154

Computers & Peripherals: 1.24%
Diebold Incorporated	462,274	14,150,207

Electronic Equipment, Instruments & Components: 2.57%
Molex Incorporated Class A	646,057	14,419,992
Trimble Navigation Limited «†	250,334	14,964,967
		29,384,959

IT Services: 6.09%
Alliance Data Systems Corporation «†	81,168	11,749,880
Amdocs Limited	406,281	13,809,491
Cognizant Technology Solutions Corporation Class A †	243,363	18,021,030
Gartner Incorporated †	231,462	10,651,881
Global Payments Incorporated	343,178	15,545,963
		69,778,245

Semiconductors & Semiconductor Equipment: 4.21%
Integrated Device Technology Incorporated «†	2,343,768	17,109,506
ON Semiconductor Corporation †	2,398,617	16,910,250
Xilinx Incorporated «	395,000	14,180,500
		48,200,256

Software: 3.56%
Ansys Incorporated †	154,221	10,385,242
Nuance Communications Incorporated «†	684,438	15,276,656
Red Hat Incorporated †	285,512	15,120,716
		40,782,614

3

WELLS FARGO ADVANTAGE COMMON STOCK FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Materials: 4.85%

Chemicals: 1.11%
International Flavors & Fragrances Incorporated			190,634	$12,684,786

Containers & Packaging: 2.51%
Crown Holdings Incorporated †			397,000	14,613,570
Packaging Corporation of America			367,750	14,147,343
				28,760,913

Metals & Mining: 1.23%
Steel Dynamics Incorporated			1,026,873	14,098,966

Telecommunication Services: 0.70%

Diversified Telecommunication Services: 0.70%
Time Warner Telecom Incorporated «†			313,527	7,985,533

Total Common Stocks (Cost $759,879,468)				1,056,222,859

Investment Companies: 0.51%
SPDR S&P Biotech ETF «			65,933	5,796,170
Total Investment Companies (Cost $5,409,143)				5,796,170

			Principal
Other: 0.12%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$3,952,327	1,304,268
Total Other (Cost $358,143)				1,304,268

		Yield	Shares
Short-Term Investments: 20.38%

Investment Companies: 20.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	75,955,218	75,955,218
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.20	157,394,482	157,394,482
Total Short-Term Investments (Cost $233,349,700)				233,349,700

Total investments in securities (Cost $998,996,454)*	113.26%			1,296,672,997
Other assets and liabilities, net	(13.26)			(151,759,522)

Total net assets	100.00%			$1,144,913,475

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

4

WELLS FARGO ADVANTAGE COMMON STOCK FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $1,012,313,666 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$296,347,478
Gross unrealized depreciation	(11,988,147)

Net unrealized appreciation	$284,359,331

5

WELLS FARGO ADVANTAGE COMMON STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,042,170,259	$14,052,600	$0	$1,056,222,859
Investment companies	5,796,170	0	0	5,796,170
Other	0	0	1,304,268	1,304,268
Short-term investments
Investment companies	75,955,218	157,394,482	0	233,349,700

	$1,123,921,647	$171,447,082	$1,304,268	$1,296,672,997

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DISCOVERY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 97.27%

Consumer Discretionary: 20.58%

Auto Components: 0.78%
BorgWarner Incorporated «†	175,000	$12,533,500

Automobiles: 1.31%
Tesla Motors Incorporated «†	620,687	21,022,669

Hotels, Restaurants & Leisure: 1.69%
Panera Bread Company †	170,215	27,035,248

Household Durables: 1.79%
Jarden Corporation «	222,200	11,487,740
SodaStream International Limited «†	384,800	17,273,672
		28,761,412

Internet & Catalog Retail: 1.25%
Expedia Incorporated	326,400	20,057,280

Leisure Equipment & Products: 1.03%
LeapFrog Enterprises Incorporated «†	1,920,000	16,569,600

Media: 1.29%
Virgin Media Incorporated «	562,200	20,660,850

Specialty Retail: 8.59%
Chico’s FAS Incorporated	948,100	17,501,926
DSW Incorporated Class A	339,253	22,285,530
GNC Holdings Incorporated Class A	701,116	23,333,140
Hibbett Sports Incorporated «†	306,500	16,152,550
Lumber Liquidators Holdings Incorporated †	291,500	15,399,945
Ulta Salon Cosmetics & Fragrance Incorporated	219,974	21,614,645
Williams-Sonoma Incorporated	491,400	21,508,578
		137,796,314

Textiles, Apparel & Luxury Goods: 2.85%
PVH Corporation	236,400	26,242,764
Under Armour Incorporated Class A «†	402,800	19,547,884
		45,790,648

Consumer Staples: 3.52%

Beverages: 1.04%
Constellation Brands Incorporated Class A †	471,800	16,697,002

Food & Staples Retailing: 0.98%
The Fresh Market Incorporated †	328,900	15,816,801

Food Products: 1.50%
Annie’s Incorporated «†	419,381	14,019,907
Boulder Brands Incorporated †	774,800	9,994,920
		24,014,827

Energy: 4.18%

Energy Equipment & Services: 1.56%
GulfMark Offshore Incorporated Class A	298,138	10,270,854

1

WELLS FARGO ADVANTAGE DISCOVERY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Energy Equipment & Services (continued)
Oil States International Incorporated †	206,100	$14,744,394
		25,015,248

Oil, Gas & Consumable Fuels: 2.62%
Approach Resources Incorporated «†	524,717	13,123,172
Cabot Oil & Gas Corporation	254,900	12,678,726
PDC Energy Incorporated «†	491,500	16,322,715
		42,124,613

Financials: 4.75%

Capital Markets: 2.87%
Affiliated Managers Group Incorporated †	235,200	30,611,280
Stifel Financial Corporation «†	480,071	15,347,870
		45,959,150

Real Estate Management & Development: 1.88%
CBRE Group Incorporated †	1,049,116	20,877,408
Zillow Incorporated Class A «†	336,400	9,335,100
		30,212,508

Health Care: 15.81%

Biotechnology: 5.01%
Achillion Pharmaceuticals Incorporated «†	504,900	4,049,298
BioMarin Pharmaceutical Incorporated «†	446,257	21,978,157
Cepheid Incorporated «†	368,000	12,442,080
Cubist Pharmaceuticals Incorporated †	454,300	19,107,858
Onyx Pharmaceuticals Incorporated †	207,000	15,634,710
Orexigen Therapeutics Incorporated «†	1,358,200	7,157,714
		80,369,817

Health Care Equipment & Supplies: 3.38%
Align Technology Incorporated «†	461,700	12,812,175
Sirona Dental Systems Incorporated †	320,500	20,659,430
Thoratec Corporation †	552,000	20,711,040
		54,182,645

Health Care Providers & Services: 4.33%
Catamaran Corporation †	449,500	21,175,945
Hanger Incorporated «†	645,060	17,648,842
Laboratory Corporation of America Holdings †	92,200	7,986,364
Team Health Holdings Incorporated †	786,500	22,627,605
		69,438,756

Health Care Technology: 0.93%
athenahealth Incorporated «†	202,700	14,888,315

Life Sciences Tools & Services: 0.99%
Bruker BioSciences Corporation †	1,040,100	15,882,327

Pharmaceuticals: 1.17%
Impax Laboratories Incorporated †	921,400	18,879,486

2

WELLS FARGO ADVANTAGE DISCOVERY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Industrials: 19.52%

Aerospace & Defense: 3.46%
TransDigm Group Incorporated	228,700	$31,185,532
Triumph Group Incorporated «	371,900	24,285,070
		55,470,602

Airlines: 1.70%
Copa Holdings SA Class A	274,200	27,269,190

Electrical Equipment: 1.00%
Regal-Beloit Corporation	226,300	15,947,361

Machinery: 4.96%
Chart Industries Incorporated «†	244,700	16,314,149
Colfax Corporation «†	426,845	17,223,196
Graco Incorporated	439,900	22,650,451
Wabtec Corporation	267,800	23,443,212
		79,631,008

Professional Services: 2.57%
Advisory Board Company †	384,700	18,000,113
Verisk Analytics Incorporated Class A †	456,800	23,296,800
		41,296,913

Road & Rail: 4.73%
Hertz Global Holdings Incorporated «†	1,484,690	24,155,906
Kansas City Southern Railway Company	620,300	51,782,644
		75,938,550

Trading Companies & Distributors: 1.10%
WESCO International Incorporated «†	260,670	17,576,978

Information Technology: 23.70%

Computers & Peripherals: 0.98%
Stratasys Limited «†	195,600	15,677,340

Electronic Equipment, Instruments & Components: 1.68%
FEI Company «	336,700	18,673,382
IPG Photonics Corporation	123,600	8,237,940
		26,911,322

Internet Software & Services: 5.07%
Angie’s List Incorporated «†	680,294	8,156,725
CoStar Group Incorporated †	203,100	18,151,047
ExactTarget Incorporated «†	890,836	17,816,720
Mercadolibre Incorporated	210,900	16,570,413
Rackspace Hosting Incorporated †	278,700	20,699,049
		81,393,954

IT Services: 4.71%
Alliance Data Systems Corporation «†	214,400	31,036,544
Corelogic Incorporated †	658,335	17,722,378
Gartner Incorporated †	327,496	15,071,366
Vantiv Incorporated Class A †	573,143	11,703,580
		75,533,868

3

WELLS FARGO ADVANTAGE DISCOVERY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment: 1.76%
EZchip Semiconductor Limited «†	414,700	$13,714,129
Skyworks Solutions Incorporated †	716,600	14,546,980
		28,261,109

Software: 9.50%
ACI Worldwide Incorporated †	510,400	22,299,376
Aspen Technology Incorporated †	1,210,600	33,460,984
Broadsoft Incorporated †	619,993	22,524,346
CommVault Systems Incorporated †	360,700	25,144,397
Fortinet Incorporated †	966,755	20,369,528
Guidewire Software Incorporated †	643,200	19,115,904
ServiceNow Incorporated «†	318,219	9,556,117
		152,470,652

Materials: 1.48%

Chemicals: 1.48%
Airgas Incorporated	260,100	23,744,529

Telecommunication Services: 3.73%

Diversified Telecommunication Services: 0.81%
Iridium Communications Incorporated «†	1,928,250	12,996,405

Wireless Telecommunication Services: 2.92%
SBA Communications Corporation Class A «†	659,951	46,869,720

Total Common Stocks (Cost $1,374,096,976)		1,560,698,517

	Principal
Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)	$1,608,051	530,657
Total Other (Cost $145,715)		530,657

Short-Term Investments: 25.06%

		Yield	Shares
Investment Companies: 25.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	34,619,252	34,619,252
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.20	367,364,464	367,364,464

Total Short-Term Investments (Cost $401,983,716)				401,983,716

Total investments in securities (Cost $1,776,226,407)*	122.36%			1,963,212,890
Other assets and liabilities, net	(22.36)			(358,776,486)

Total net assets	100.00%			$1,604,436,404

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

4

WELLS FARGO ADVANTAGE DISCOVERY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $1,781,125,104 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$229,132,481
Gross unrealized depreciation	(47,044,695)

Net unrealized appreciation	$182,087,786

5

WELLS FARGO ADVANTAGE DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,560,698,517	$0	$0	$1,560,698,517
Other	0	0	530,657	530,657
Short-term investments
Investment companies	34,619,252	367,364,464	0	401,983,716

	$1,595,317,769	$367,364,464	$530,657	$1,963,212,890

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE ENTERPRISE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 99.77%

Consumer Discretionary: 28.89%

Auto Components: 1.80%
Delphi Automotive plc †	282,500	$10,805,626

Automobiles: 1.29%
Tesla Motors Incorporated «†	228,900	7,752,843

Hotels, Restaurants & Leisure: 1.59%
Panera Bread Company Class A «†	60,424	9,597,144

Household Durables: 0.73%
Jarden Corporation «	85,500	4,420,350

Internet & Catalog Retail: 1.31%
Expedia Incorporated	128,400	7,890,180

Media: 5.91%
Discovery Communications Incorporated †	191,257	11,188,535
Liberty Media Corporation †	85,518	9,920,943
Sirius XM Radio Incorporated	1,170,100	3,381,589
Virgin Media Incorporated «	301,771	11,090,084
		35,581,151

Multiline Retail: 3.98%
Dollar General Corporation †	297,647	13,123,256
Nordstrom Incorporated	202,300	10,823,050
		23,946,306

Specialty Retail: 8.52%
Chico’s FAS Incorporated	360,100	6,647,446
DSW Incorporated Class A	123,747	8,128,940
GNC Holdings Incorporated Class A	248,692	8,276,470
Limited Brands Incorporated	293,600	13,816,816
Ulta Salon Cosmetics & Fragrance Incorporated	67,148	6,597,962
Williams-Sonoma Incorporated	178,900	7,830,453
		51,298,087

Textiles, Apparel & Luxury Goods: 3.76%
lululemon athletica incorporated «†	94,500	7,203,735
PVH Corporation	76,700	8,514,467
Under Armour Incorporated Class A «†	141,800	6,881,554
		22,599,756

Consumer Staples: 3.09%

Beverages: 0.96%
Constellation Brands Incorporated Class A †	163,000	5,768,570

Food & Staples Retailing: 2.13%
Whole Foods Market Incorporated	140,300	12,813,599

Energy: 4.67%

Energy Equipment & Services: 1.06%
Oil States International Incorporated †	89,420	6,397,107

1

WELLS FARGO ADVANTAGE ENTERPRISE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels: 3.61%
Cabot Oil & Gas Corporation	117,100	$5,824,554
Concho Resources Incorporated †	74,200	5,977,552
Pioneer Natural Resources Company	93,115	9,925,128
		21,727,234

Financials: 5.35%

Capital Markets: 2.34%
Affiliated Managers Group Incorporated †	51,000	6,637,650
Ameriprise Financial Incorporated	119,005	7,453,283
		14,090,933

Consumer Finance: 1.38%
Discover Financial Services	215,000	8,288,250

Real Estate Management & Development: 1.63%
CBRE Group Incorporated †	493,500	9,820,650

Health Care: 14.32%

Biotechnology: 4.92%
Alexion Pharmaceuticals Incorporated †	121,910	11,436,377
BioMarin Pharmaceutical Incorporated «†	149,624	7,368,982
Cubist Pharmaceuticals Incorporated †	142,400	5,989,344
Onyx Pharmaceuticals Incorporated †	63,700	4,811,261
		29,605,964

Health Care Equipment & Supplies: 4.23%
Align Technology Incorporated «†	149,400	4,145,850
Intuitive Surgical Incorporated †	11,800	5,786,366
Sirona Dental Systems Incorporated †	122,100	7,870,566
Thoratec Corporation †	203,600	7,639,072
		25,441,854

Health Care Providers & Services: 2.92%
Catamaran Corporation †	134,600	6,341,006
Laboratory Corporation of America Holdings †	35,200	3,049,024
Team Health Holdings Incorporated †	285,300	8,208,081
		17,598,111

Health Care Technology: 1.58%
Cerner Corporation †	122,700	9,526,428

Pharmaceuticals: 0.67%
VIVUS Incorporated «†	300,900	4,038,078

Industrials: 16.36%

Aerospace & Defense: 3.34%
TransDigm Group Incorporated	79,452	10,834,075
Triumph Group Incorporated «	142,100	9,279,130
		20,113,205

Airlines: 1.64%
Copa Holdings SA Class A	99,500	9,895,275

2

WELLS FARGO ADVANTAGE ENTERPRISE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Electrical Equipment: 1.03%
Regal-Beloit Corporation	87,500	$6,166,125

Machinery: 3.24%
Chart Industries Incorporated «†	79,500	5,300,265
Colfax Corporation «†	164,881	6,652,948
Cummins Incorporated	69,821	7,565,105
		19,518,318

Professional Services: 1.87%
Verisk Analytics Incorporated Class A †	220,400	11,240,400

Road & Rail: 4.19%
Hertz Global Holdings Incorporated «†	521,300	8,481,551
Kansas City Southern	200,675	16,752,349
		25,233,900

Trading Companies & Distributors: 1.05%
W.W. Grainger Incorporated	31,222	6,318,396

Information Technology: 19.81%

Electronic Equipment, Instruments & Components: 1.67%
FEI Company «	125,000	6,932,500
IPG Photonics Corporation	47,100	3,139,215
		10,071,715

Internet Software & Services: 5.03%
CoStar Group Incorporated †	66,000	5,898,420
LinkedIn Corporation Class A «†	68,800	7,899,616
Mercadolibre Incorporated «	73,665	5,787,859
Rackspace Hosting Incorporated †	143,600	10,665,172
		30,251,067

IT Services: 5.16%
Alliance Data Systems Corporation «†	69,900	10,118,724
CoreLogic Incorporated †	255,100	6,867,292
Gartner Incorporated †	108,328	4,985,255
Teradata Corporation †	74,500	4,610,805
Vantiv Incorporated Class A †	218,497	4,461,709
		31,043,785

Semiconductors & Semiconductor Equipment: 1.02%
Skyworks Solutions Incorporated †	301,700	6,124,510

Software: 6.93%
ACI Worldwide Incorporated †	175,700	7,676,333
CommVault Systems Incorporated †	122,600	8,546,446
Fortinet Incorporated †	353,200	7,441,924
Red Hat Incorporated †	139,900	7,409,104
Salesforce.com Incorporated «†	41,300	6,942,530
ServiceNow Incorporated «†	123,155	3,698,345
		41,714,682

Materials: 3.51%

Chemicals: 3.51%
Airgas Incorporated	121,105	11,055,675

3

WELLS FARGO ADVANTAGE ENTERPRISE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Chemicals (continued)
Sherwin-Williams Company			65,600	$10,090,592
				21,146,267

Telecommunication Services: 3.77%

Wireless Telecommunication Services: 3.77%
Crown Castle International Corporation †			96,300	6,949,008
SBA Communications Corporation Class A «†			221,285	15,715,660
				22,664,668

Total Common Stocks (Cost $527,417,351)				600,510,534

			Principal
Other: 0.12%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$2,252,907	743,459
Total Other (Cost $204,148)				743,459

Short-Term Investments: 17.20%
		Yield	Shares
Investment Companies: 17.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	1,366,237	1,366,237
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.20	102,162,527	102,162,527
Total Short-Term Investments (Cost $103,528,764)				103,528,764

Total investments in securities (Cost $631,150,263)*	117.09%			704,782,757
Other assets and liabilities, net	(17.09)			(102,873,800)

Total net assets	100.00%			$601,908,957

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $632,888,507 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,086,504
Gross unrealized depreciation	(9,192,254)

Net unrealized appreciation	$71,894,250

4

WELLS FARGO ADVANTAGE ENTERPRISE FUND

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time)

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$600,510,534	$0	$0	$600,510,534
Other	0	0	743,459	743,459
Short-term investments
Investment companies	1,366,237	102,162,527	0	103,528,764

	$601,876,771	$102,162,527	$743,459	$704,782,757

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE OPPORTUNITY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 94.16%

Consumer Discretionary: 18.25%

Diversified Consumer Services: 1.51%
K12 Incorporated †	1,274,365	$26,048,021

Hotels, Restaurants & Leisure: 1.18%
Carnival Corporation «	553,241	20,342,672

Household Durables: 2.02%
Harman International Industries Incorporated «	283,194	12,641,780
Whirlpool Corporation	219,237	22,307,365
		34,949,145

Media: 5.44%
Cablevision Systems Corporation New York Group Class A	990,232	14,794,066
Comcast Corporation Class A	402,922	14,485,046
Discovery Communications Incorporated «†	329,790	19,292,715
Liberty Global Incorporated Class A †	348,733	21,966,692
Omnicom Group Incorporated «	466,225	23,292,601
		93,831,120

Multiline Retail: 5.23%
Dollar General Corporation †	327,947	14,459,183
Family Dollar Stores Incorporated	181,438	11,504,984
Kohl’s Corporation «	505,508	21,726,734
Macy’s Incorporated	511,287	19,950,419
Nordstrom Incorporated	423,104	22,636,064
		90,277,384

Specialty Retail: 2.87%
CarMax Incorporated †	576,951	21,658,741
Dick’s Sporting Goods Incorporated «	159,083	7,236,686
Express Incorporated †	1,363,669	20,577,765
		49,473,192

Consumer Staples: 5.11%

Food & Staples Retailing: 1.62%
Kroger Company	1,073,119	27,922,556

Food Products: 2.56%
General Mills Incorporated	602,390	24,342,580
Mead Johnson Nutrition Company	302,189	19,911,233
		44,253,813

Household Products: 0.93%
Church & Dwight Company Incorporated	298,678	16,000,180

Energy: 9.62%

Energy Equipment & Services: 5.02%
McDermott International Incorporated «†	2,019,131	22,250,824
National Oilwell Varco Incorporated	303,563	20,748,531
Superior Energy Services Incorporated †	1,085,682	22,495,331
Weatherford International Limited †	1,889,067	21,138,660
		86,633,346

1

WELLS FARGO ADVANTAGE OPPORTUNITY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels: 4.60%
Cabot Oil & Gas Corporation	272,047	$13,531,618
Denbury Resources Incorporated «†	1,495,160	24,221,592
Newfield Exploration Company †	779,170	20,866,173
Peabody Energy Corporation	778,349	20,711,867
		79,331,250

Financials: 14.18%

Capital Markets: 2.61%
Invesco Limited	790,164	20,615,379
TD Ameritrade Holding Corporation «	1,453,617	24,435,302
		45,050,681

Commercial Banks: 3.39%
Branch Banking & Trust Corporation	489,353	14,245,066
Fifth Third Bancorp	1,428,996	21,706,449
PNC Financial Services Group Incorporated	384,827	22,439,262
		58,390,777

Diversified Financial Services: 1.21%
InterContinental Exchange Incorporated †	168,535	20,866,318

Insurance: 4.49%
ACE Limited	452,234	36,088,273
Reinsurance Group of America Incorporated	346,626	18,551,424
RenaissanceRe Holdings Limited	281,748	22,894,842
		77,534,539

REITs: 2.48%
American Tower Corporation	265,776	20,536,512
BioMed Realty Trust Incorporated	1,152,851	22,284,610
		42,821,122

Health Care: 11.14%

Health Care Equipment & Supplies: 3.81%
C.R. Bard Incorporated	205,859	20,120,659
Covidien plc	378,155	21,834,670
Zimmer Holdings Incorporated	358,217	23,878,745
		65,834,074

Health Care Providers & Services: 1.49%
Health Management Associates Incorporated Class A †	2,750,591	25,635,508

Life Sciences Tools & Services: 5.84%
Agilent Technologies Incorporated	686,035	28,086,273
Covance Incorporated «†	469,205	27,105,973
Thermo Fisher Scientific Incorporated	367,156	23,417,210
Waters Corporation †	254,372	22,160,889
		100,770,345

Industrials: 13.22%

Aerospace & Defense: 1.43%
B/E Aerospace Incorporated †	498,033	24,602,830

2

WELLS FARGO ADVANTAGE OPPORTUNITY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Airlines: 1.55%
Delta Air Lines Incorporated †	1,182,829	$14,040,180
United Continental Holdings Incorporated «†	539,888	12,622,581
		26,662,761

Commercial Services & Supplies: 1.51%
Republic Services Incorporated	887,341	26,025,712

Construction & Engineering: 0.71%
Quanta Services Incorporated †	450,210	12,286,231

Electrical Equipment: 3.07%
AMETEK Incorporated	412,899	15,512,615
Babcock & Wilcox Company	612,108	16,037,230
Regal-Beloit Corporation	304,791	21,478,622
		53,028,467

Machinery: 2.35%
Dover Corporation «	286,222	18,807,648
Gardner Denver Incorporated	143,020	9,796,870
SPX Corporation	171,196	12,009,399
		40,613,917

Road & Rail: 2.60%
Hertz Global Holdings Incorporated «†	1,459,695	23,749,238
J.B. Hunt Transport Services Incorporated «	351,936	21,014,099
		44,763,337

Information Technology: 16.63%

Communications Equipment: 1.33%
Riverbed Technology Incorporated †	1,163,452	22,943,273

Computers & Peripherals: 1.43%
NetApp Incorporated †	737,066	24,728,564

Electronic Equipment, Instruments & Components: 1.34%
Amphenol Corporation Class A «	355,625	23,008,938

IT Services: 3.95%
Alliance Data Systems Corporation «†	120,250	17,407,390
Cognizant Technology Solutions Corporation Class A †	360,667	26,707,391
Global Payments Incorporated	529,962	24,007,279
		68,122,060

Semiconductors & Semiconductor Equipment: 4.85%
Altera Corporation «	574,302	19,778,961
ARM Holdings plc	1,486,756	18,775,855
Avago Technologies Limited	615,622	19,490,593
ON Semiconductor Corporation †	3,643,314	25,685,364
		83,730,773

Software: 3.73%
Autodesk Incorporated †	509,797	18,021,324
Check Point Software Technologies Limited «†	489,393	23,314,683
Red Hat Incorporated †	434,125	22,991,260
		64,327,267

3

WELLS FARGO ADVANTAGE OPPORTUNITY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Materials: 6.01%

Chemicals: 1.87%
Praxair Incorporated			295,686	$32,362,833

Containers & Packaging: 4.14%
Bemis Company Incorporated			679,217	22,726,601
Crown Holdings Incorporated †			616,917	22,708,715
Owens-Illinois Incorporated †			1,219,886	25,946,968
				71,382,284

Total Common Stocks (Cost $1,275,602,057)				1,624,555,290

Investment Companies: 0.31%
SPDR S&P Biotech ETF «			60,425	5,311,962
Total Investment Companies (Cost $4,957,267)				5,311,962

			Principal
Other: 0.19%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$9,676,141	3,193,126
Total Other (Cost $5,162,932)				3,193,126

		Yield	Shares
Short-Term Investments: 14.27%

Investment Companies: 14.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.14%	91,457,073	91,457,073
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.20	154,799,802	154,799,802
Total Short-Term Investments (Cost $246,256,875)				246,256,875

Total investments in securities (Cost $1,531,979,131)*	108.93%			1,879,317,253
Other assets and liabilities, net	(8.93)			(154,082,547)

Total net assets	100.00%			$1,725,234,706

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	All or a portion of the security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,551,989,802 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$366,564,851
Gross unrealized depreciation	(39,237,400)

Net unrealized appreciation	$327,327,451

4

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,605,779,435	$18,775,855	$0	$1,624,555,290
Investment companies	5,311,962	0	0	5,311,962
Other	0	0	3,193,126	3,193,126
Short-term investments
Investment companies	91,457,073	154,799,802	0	246,256,875

	$1,702,548,470	$173,575,657	$3,193,126	$1,879,317,253

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 99.21%

Consumer Discretionary: 15.01%

Auto Components: 2.25%
Cooper Tire & Rubber Company	21,180	$537,123

Hotels, Restaurants & Leisure: 2.79%
Domino’s Pizza Incorporated	15,271	665,052

Media: 2.22%
Gannett Company Incorporated «	29,340	528,413

Specialty Retail: 5.92%
Ann Incorporated †	14,165	479,344
Chico’s FAS Incorporated	28,210	520,757
Foot Locker Incorporated	12,840	412,421
		1,412,522

Textiles, Apparel & Luxury Goods: 1.83%
Perry Ellis International Incorporated	21,960	437,004

Consumer Staples: 4.21%

Food Products: 4.21%
Fresh del Monte Produce Incorporated	17,527	461,836
Ingredion Incorporated	8,405	541,534
		1,003,370

Energy: 9.33%

Energy Equipment & Services: 5.18%
Helmerich & Payne Incorporated «	9,426	527,950
Oil States International Incorporated †	5,515	394,543
Patterson-UTI Energy Incorporated «	16,835	313,636
		1,236,129

Oil, Gas & Consumable Fuels: 4.15%
Tesoro Corporation	14,900	656,345
Whiting Petroleum Corporation †	7,687	333,385
		989,730

Financials: 22.24%

Capital Markets: 1.98%
Raymond James Financial Incorporated	12,230	471,222

Commercial Banks: 1.46%
Commerce Bancshares Incorporated «	9,906	347,297

Diversified Financial Services: 1.80%
NASDAQ OMX Group Incorporated «	17,212	430,472

Insurance: 6.05%
American Financial Group Incorporated	13,399	529,528
First American Financial Corporation	21,775	524,560
ProAssurance Corporation	9,250	390,258
		1,444,346

1

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Real Estate Management & Development: 1.68%
CBRE Group Incorporated †	20,107	$400,129

REITs: 6.67%
CapLease Incorporated	89,660	499,406
Post Properties Incorporated	9,880	493,506
Sabra Health Care REIT Incorporated «	27,555	598,495
		1,591,407

Thrifts & Mortgage Finance: 2.60%
Ocwen Financial Corporation †	17,928	620,130

Health Care: 11.65%

Biotechnology: 1.99%
Myriad Genetics Incorporated «†	17,450	475,513

Health Care Providers & Services: 9.66%
AmerisourceBergen Corporation «	11,072	478,089
AmSurg Corporation †	17,703	531,267
Laboratory Corporation of America Holdings «†	4,980	431,368
Magellan Health Services Incorporated †	7,937	388,913
Omnicare Incorporated «	13,145	474,535
		2,304,172

Industrials: 12.10%

Commercial Services & Supplies: 2.16%
Copart Incorporated †	17,470	515,365

Construction & Engineering: 3.89%
KBR Incorporated	14,810	443,115
MYR Group Incorporated †	21,755	484,049
		927,164

Machinery: 6.05%
AGCO Corporation †	10,014	491,888
Terex Corporation «†	19,235	540,696
Timken Company	8,595	411,099
		1,443,683

Information Technology: 14.69%

Communications Equipment: 4.02%
Brocade Communications Systems Incorporated †	78,290	417,286
InterDigital Incorporated «	13,160	540,876
		958,162

Electronic Equipment, Instruments & Components: 1.75%
Vishay Intertechnology Incorporated «†	39,239	417,111

Internet Software & Services: 2.23%
IAC InterActive Corporation	11,266	532,882

Semiconductors & Semiconductor Equipment: 1.82%
LSI Corporation †	61,320	434,146

Software: 4.87%
BMC Software Incorporated †	10,952	434,356

2

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name			Shares	Value
Software (continued)
NetScout Systems Incorporated †			19,220	$499,528
TeleNav Incorporated †			28,589	228,140
				1,162,024

Materials: 5.91%

Chemicals: 4.18%
Albemarle Corporation			6,747	419,124
FMC Corporation			9,888	578,646
				997,770

Metals & Mining: 1.73%
Coeur D’alene Mines Corporation †			16,739	411,779

Utilities: 4.07%

Electric Utilities: 4.07%
Alliant Energy Corporation			11,430	501,891
IDACORP Incorporated «			10,795	467,963
				969,854

Total Common Stocks (Cost $20,123,785)				23,663,971

		Yield
Short-Term Investments: 24.71%

Investment Companies: 24.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	114,644	114,644
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.20	5,778,196	5,778,196

Total Short-Term Investments (Cost $5,892,840)				5,892,840

Total investments in securities (Cost $26,016,625)*	123.92%			29,556,811
Other assets and liabilities, net	(23.92)			(5,705,584)

Total net assets	100.00%			$23,851,227

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $26,058,018 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,113,105
Gross unrealized depreciation	(614,312)

Net unrealized appreciation	$3,498,793

3

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair Valuation Measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$23,663,971	$0	$0	$23,663,971
Short-term investments
Investment companies	114,644	5,778,196	0	5,892,840

	$23,778,615	$5,778,196	$0	$29,556,811

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 95.27%

Consumer Discretionary: 8.19%

Auto Components: 3.87%
Autoliv Incorporated «	72,200	$4,865,558
Lear Corporation	243,800	11,419,592
		16,285,150

Media: 1.73%
Interpublic Group of Companies Incorporated «	658,900	7,261,078

Specialty Retail: 2.59%
Advance Auto Parts Incorporated	55,100	3,986,485
Guess? Incorporated «	281,000	6,895,740
		10,882,225

Consumer Staples: 6.48%

Beverages: 1.51%
Molson Coors Brewing Company	148,200	6,341,478

Food & Staples Retailing: 2.72%
Sysco Corporation «	362,400	11,473,584

Food Products: 2.25%
TreeHouse Foods Incorporated †	181,400	9,456,382

Energy: 7.74%

Energy Equipment & Services: 3.20%
Ensco plc Class A	139,866	8,291,256
Weatherford International Limited †	460,400	5,151,876
		13,443,132

Oil, Gas & Consumable Fuels: 4.54%
Cimarex Energy Company «	106,710	6,160,368
Comstock Resources Incorporated «†	183,119	2,770,590
Patterson-UTI Energy Incorporated «	431,600	8,040,708
Stone Energy Corporation †	103,700	2,127,924
		19,099,590

Financials: 17.26%

Capital Markets: 4.43%
Northern Trust Corporation «	242,900	12,183,864
TD Ameritrade Holding Corporation	384,000	6,455,040
		18,638,904

Commercial Banks: 3.12%
CapitalSource Incorporated	1,153,893	8,746,509
KeyCorp	519,500	4,374,190
		13,120,699

Insurance: 8.46%
Allstate Corporation	252,500	10,142,925
Arch Capital Group Limited «†	256,400	11,286,728
Fidelity National Title Group Incorporated	316,370	7,450,514

1

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Insurance (continued)
Validus Holdings Limited	193,669	$6,697,074
		35,577,241

Real Estate Management & Development: 1.25%
CBRE Group Incorporated Class A†	264,500	5,263,550

Health Care: 12.13%

Health Care Equipment & Supplies: 3.24%
CareFusion Corporation †	327,700	9,365,666
St. Jude Medical Incorporated	117,800	4,257,292
		13,622,958

Health Care Providers & Services: 7.19%
CIGNA Corporation	228,175	12,198,236
Omnicare Incorporated «	262,855	9,489,066
Patterson Companies Incorporated «	249,700	8,547,231
		30,234,533

Life Sciences Tools & Services: 1.70%
Agilent Technologies Incorporated	175,300	7,176,782

Industrials: 20.00%

Aerospace & Defense: 2.38%
B/E Aerospace Incorporated †	202,900	10,023,260

Building Products: 2.26%
Quanex Building Products Corporation	262,130	5,350,073
Simpson Manufacturing Company Incorporated «	126,500	4,147,935
		9,498,008

Commercial Services & Supplies: 0.99%
Copart Incorporated †	141,200	4,165,400

Construction & Engineering: 2.59%
EMCOR Group Incorporated	314,228	10,875,431

Electrical Equipment: 0.90%
Regal-Beloit Corporation	53,800	3,791,286

Machinery: 3.26%
Paccar Incorporated «	93,400	4,222,614
SPX Corporation	135,500	9,505,325
		13,727,939

Professional Services: 2.89%
Manpower Incorporated «	198,500	8,424,340
Towers Watson & Company Class A	66,500	3,737,965
		12,162,305

Road & Rail: 1.96%
Ryder System Incorporated	164,700	8,223,471

Transportation Infrastructure: 2.77%
Macquarie Infrastructure Company LLC	255,614	11,645,774

2

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Shares	Value
Information Technology: 17.69%

Communications Equipment: 0.90%
Juniper Networks Incorporated †		192,000	$3,776,640

Electronic Equipment, Instruments & Components: 4.33%
Avnet Incorporated †		57,700	1,766,197
Ingram Micro Incorporated Class A †		432,093	7,311,014
Vishay Intertechnology Incorporated «†		858,534	9,126,216
			18,203,427

Internet Software & Services: 1.09%
IAC/InterActiveCorp		96,672	4,572,586

IT Services: 1.90%
Broadridge Financial Solutions Incorporated		349,615	7,999,191

Semiconductors & Semiconductor Equipment: 7.95%
Applied Materials Incorporated		814,000	9,312,160
ATMI Incorporated †		409,880	8,558,294
Lam Research Corporation †		222,900	8,053,377
ON Semiconductor Corporation †		1,069,700	7,541,385
			33,465,216

Software: 1.52%
Check Point Software Technologies Limited «†		134,400	6,402,816

Materials: 5.78%

Containers & Packaging: 1.83%
Rock-Tenn Company Class A		109,950	7,686,605

Metals & Mining: 2.52%
Royal Gold Incorporated		51,200	4,163,072
Steel Dynamics Incorporated		467,900	6,424,267
			10,587,339

Paper & Forest Products: 1.43%
International Paper Company		151,500	6,035,760

Total Common Stocks (Cost $335,200,980)			400,719,740

Investment Companies: 1.98%
Utilities Select Sector SPDR ETF «		238,170	8,324,042
Total Investment Companies (Cost $8,301,603)			8,324,042

		Principal
Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,443,851	476,471
Total Other (Cost $130,836)			476,471

	Yield	Shares
Short-Term Investments: 21.81%

Investment Companies: 21.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%	17,467,336	17,467,336

3

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investment, LLC (l)(r)(u)(v)		0.20%	74,269,014	$74,269,014
Total Short-Term Investments (Cost $91,736,350)				91,736,350

Total investments in securities (Cost $435,369,769)*	119.17%			501,256,603
Other assets and liabilities, net	(19.17)			(80,616,213)

Total net assets	100.00%			$420,640,390

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $438,311,876 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,509,643
Gross unrealized depreciation	(3,564,916)

Net unrealized appreciation	$62,944,727

4

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$400,719,740	$0	$0	$400,719,740
Investment companies	8,324,042	0	0	8,324,042
Other	0	0	476,471	476,471
Short-term investments
Investment companies	17,467,336	74,269,014	0	91,736,350

	$426,511,118	$74,269,014	$476,471	$501,256,603

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 91.67%

Australia: 9.35%
CGA Mining Limited (Materials, Metals & Mining) †	1,000,000	$2,644,013
Gryphon Minerals Limited (Materials, Metals & Mining) †	3,913,874	2,133,834
Newcrest Mining Limited (Materials, Metals & Mining)	2,961,552	69,278,630
Perseus Mining Limited (Materials, Metals & Mining) †	4,000,000	8,840,185
Regis Resources Limited (Materials, Metals & Mining) †	1,300,000	6,976,373
Sally Malay Mining Limited (Materials, Metals & Mining)	142,858	72,799
Troy Resources NL (Materials, Metals & Mining)(i)	500,000	1,935,257
Troy Resources NL (Materials, Metals & Mining) †(i)	575,000	2,225,545
Troy Resources NL (Materials, Metals & Mining) †(i)144A	95,833	370,923
		94,477,559

Canada: 57.97%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	1,055,164	55,353,903
Agnico-Eagle Mines Limited – Canadian Exchange (Materials, Metals & Mining) †	35,000	1,836,100
Alamos Gold Incorporated (Materials, Metals & Mining)	1,197,600	21,009,470
Atacama Pac Gold Corporation (Materials, Metals & Mining) †	400,000	1,125,968
Aureus Mining Incorporated (Materials, Metals & Mining) †	2,900,000	2,190,571
Aurizon Mines Limited (Materials, Metals & Mining) †	2,695,700	9,295,517
Barrick Gold Corporation (Materials, Metals & Mining)	1,664,083	58,259,546
Centerra Gold Incorporated (Materials, Metals & Mining)	1,100,000	10,295,567
Centerra Gold Incorporated (Materials, Metals & Mining) †144A	350,000	3,275,862
Continental Gold Limited (Materials, Metals & Mining) †	700,000	6,228,008
Detour Gold Corporation (Materials, Metals & Mining) †	335,000	8,382,578
Detour Gold Corporation (Materials, Metals & Mining) †	525,000	13,152,709
Detour Gold Corporation (Materials, Metals & Mining) †	90,000	2,254,750
Eldorado Gold Corporation (Materials, Metals & Mining)	4,201,044	54,059,881
Entree Gold Incorporated (Materials, Metals & Mining) †(i)	225,000	101,789
Entree Gold Incorporated (Materials, Metals & Mining) †(i)144A	1,275,000	576,807
Exeter Resource Corporation (Materials, Metals & Mining) †	200,000	245,300
Exeter Resource Corporation (Materials, Metals & Mining) †144A	585,000	717,503
First Quantum Minerals Limited (Materials, Metals & Mining)	502,500	11,068,438
Franco-Nevada Corporation (Materials, Metals & Mining) †144A	142,500	8,134,262
Franco-Nevada Corporation – Canadian Exchange (Materials, Metals & Mining)	150,000	8,562,381
Goldcorp Incorporated (Materials, Metals & Mining)	721,694	26,486,170
Goldcorp Incorporated – Canadian Exchange (Materials, Metals & Mining)	1,572,254	57,803,688
IAMGOLD Corporation (Materials, Metals & Mining)	2,639,044	30,218,871
Kinross Gold Corporation (Materials, Metals & Mining)	5,075,553	49,291,085
Mag Silver Corporation (Materials, Metals & Mining) †(i)	400,000	4,089,675
Mag Silver Corporation (Materials, Metals & Mining) †(i)	100,000	1,022,419
Nautilus Minerals Incorporated (Materials, Metals & Mining) †	254,934	99,954
New Gold Incorporated (Materials, Metals & Mining) †	550,000	6,087,765
Osisko Mining Corporation (Materials, Metals & Mining) †	1,559,400	12,541,671
Osisko Mining Corporation (Materials, Metals & Mining) †144A	1,500,000	12,063,939
Platinum Group Metals Limited (Materials, Metals & Mining) †	3,350,000	2,727,958
Platinum Group Metals Limited (Materials, Metals & Mining) †144A	800,000	651,453
Pretium Resources Incorporated (Materials, Metals & Mining) †	125,000	1,647,482
Queenston Mining Incorporated (Materials, Metals & Mining) †	879,872	4,316,654
Rio Alto Mining Limited (Materials, Metals & Mining) †	750,000	3,837,841
Semafo Incorporated (Materials, Metals & Mining)	1,060,400	3,645,891
Silver Wheaton Corporation (Materials, Metals & Mining)	250,000	9,020,000
Tahoe Resources Incorporated (Materials, Metals & Mining) †144A	280,000	5,123,153
Tahoe Resources Incorporated (Materials, Metals & Mining) †	220,000	4,025,334
Torex Gold Resources Incorporated (Materials, Metals & Mining) †(i)144A	1,850,000	4,091,686
Torex Gold Resources Incorporated (Materials, Metals & Mining) †(i)	2,662,500	5,888,710
Torex Gold Resources Incorporated (Materials, Metals & Mining) †(i)	500,000	1,105,861
Yamana Gold Incorporated (Materials, Metals & Mining)	700,537	12,056,242
Yamana Gold Incorporated – Canadian Exchange (Materials, Metals & Mining)	3,022,040	51,982,612
		585,953,024

1

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name				Shares	Value
Peru: 2.11%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)				594,644	$21,377,452

South Africa: 3.79%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)				615,591	19,311,090
Gold Fields Limited ADR (Materials, Metals & Mining)				529,196	6,609,658
Impala Platinum Holdings Limited (Materials, Metals & Mining)				619,346	12,386,373
					38,307,121

United Kingdom: 12.62%
African Barrick Gold Limited (Materials, Metals & Mining)				533,300	3,860,985
Fresnillo plc (Materials, Metals & Mining)				1,000,000	30,671,530
Hochschild Mining plc (Materials, Metals & Mining)				1,099,251	8,711,676
Randgold Resources Limited ADR (Materials, Metals & Mining)				850,000	84,362,500
					127,606,691

United States: 5.83%
Newmont Mining Corporation (Materials, Metals & Mining)				700,455	32,529,130
Royal Gold Incorporated (Materials, Metals & Mining)				324,436	26,379,890
					58,909,020

Total Common Stocks (Cost $553,821,366)					926,630,867

Investment Companies: 2.18%
Gold Bullion Securities Limited †				137,748	22,078,938
Total Investment Companies (Cost $7,833,440)					22,078,938

Other: 4.59%
Wells Fargo Special Investments (Cayman) SPC (l) †				15,236	46,378,584
Total Other (Cost $24,331,149)					46,378,584

			Expiration date
Warrants: 0.06%

Canada: 0.06%
Agnico-Eagle Mines Limited (Materials, Metals & Mining) †			12-2-2013	17,500	182,875
Aureus Mining Incorporated (Materials, Metals & Mining) †(a)			5-16-2014	725,000	1
Kinross Gold Corporation (Materials, Metals & Mining) †			9-3-2013	232,238	2,335
Kinross Gold Corporation (Materials, Metals & Mining) †			9-17-2014	207,130	61,429
Kinross Gold Corporation (Materials, Metals & Mining) †			9-17-2014	49,500	14,680
Silver Wheaton Corporation (Materials, Metals & Mining) †			9-5-2013	12,950	207,200
Torex Gold Resources Incorporated (Materials, Metals & Mining) †144A			10-23-2013	462,500	130,190

Total Warrants (Cost $2,226,369)					598,710

		Yield
Short-Term Investments: 1.48%

Investment Companies: 1.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%		14,955,422	14,955,422

Total Short-Term Investments (Cost $14,955,422)					14,955,422

Total investments in securities (Cost $603,167,746)*	99.98%				$1,010,642,521
Other assets and liabilities, net	0.02				217,930

Total net assets	100.00%				$1,010,860,451

2

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

†	Non-income-earning security
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $665,483,997 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$386,497,853
Gross unrealized depreciation	(41,339,329)

Net unrealized appreciation	$345,158,524

3

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$783,698,482	$142,932,385	$0	$926,630,867
Investment companies	22,078,938	0	0	22,078,938
Other	0	46,378,584	0	46,378,584
Warrants	0	598,710	0	598,710

Short-term investments
Investment companies	14,955,422	0	0	14,955,422

	$820,732,842	$189,909,679	$0	$1,010,642,521

Transfers in and transfers out are recognized at the end of the reporting period.

Investments in affiliates

The Fund invests in Wells Fargo Special Investment (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests directly in precious metals or minerals. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the nine months ended December 31, 2012 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Special Investments (Cayman) SPC	16,355	0	1,119	15,236	$46,378,584

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 97.62%

Consumer Discretionary: 9.01%

Automobiles: 1.73%
Tesla Motors Incorporated «†	109,210	$3,698,943

Household Durables: 0.48%
LG Electronics Incorporated	14,915	1,035,154

Internet & Catalog Retail: 4.88%
Amazon.com Incorporated †	29,060	7,298,128
Netflix Incorporated †	4,725	438,386
priceline.com Incorporated †	4,405	2,736,386
		10,472,900

Media: 1.92%
Comcast Corporation Class A	110,245	4,120,958

Health Care: 0.13%

Health Care Technology: 0.13%
athenahealth Incorporated «†	3,850	282,783

Industrials: 1.56%

Construction & Engineering: 1.56%
Quanta Services Incorporated †	122,755	3,349,984

Information Technology: 84.43%

Communications Equipment: 12.21%
Cisco Systems Incorporated	748,705	14,712,053
F5 Networks Incorporated †	5,735	557,155
Juniper Networks Incorporated †	49,465	972,977
Motorola Solutions Incorporated	36,600	2,037,888
QUALCOMM Incorporated	127,685	7,919,024
		26,199,097

Computers & Peripherals: 9.39%
Apple Incorporated	14,135	7,534,379
EMC Corporation †	175,795	4,447,614
Fusion-io Incorporated «†	205,745	4,717,733
SanDisk Corporation †	49,545	2,158,180
Seagate Technology plc «	26,680	813,206
Western Digital Corporation	10,895	462,929
		20,134,041

Electronic Equipment, Instruments & Components: 0.79%
Hitachi Limited	133,000	782,639
Hon Hai Precision Industry Company Limited	17,100	102,771
LG Display Company Limited †	27,840	821,150
		1,706,560

Internet Software & Services: 17.20%
Akamai Technologies Incorporated †	24,950	1,020,705
eBay Incorporated †	177,500	9,056,050
Facebook Incorporated Class A†	237,075	6,313,307
Google Incorporated Class A †	22,825	16,191,370
LinkedIn Corporation Class A †	4,475	513,820
Netease.com Incorporated ADR †	21,870	930,569

1

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Internet Software & Services (continued)
Phoenix New Media Limited ADR †	30,515	$111,075
Renren Incorporated ADR †	911	3,143
Yahoo! Incorporated †	124,500	2,477,550
Yelp Incorporated †	14,000	263,900
		36,881,489

IT Services: 13.81%
Automatic Data Processing Incorporated «	3,950	225,190
Cognizant Technology Solutions Corporation Class A †	71,395	5,286,800
Fidelity National Information Services Incorporated	20,330	707,687
Fiserv Incorporated †	14,535	1,148,701
International Business Machines Corporation	39,255	7,519,295
MasterCard Incorporated Class A	7,455	3,662,492
Visa Incorporated Class A «	72,965	11,060,035
		29,610,200

Semiconductors & Semiconductor Equipment: 11.07%
Altera Corporation	32,355	1,114,306
Analog Devices Incorporated	35,220	1,481,353
Avago Technologies Limited	35,125	1,112,058
Broadcom Corporation Class A	30,770	1,021,872
Intel Corporation	80,705	1,664,944
Lam Research Corporation †	13,020	470,413
Maxim Integrated Products Incorporated	68,595	2,016,693
Microchip Technology Incorporated «	48,930	1,594,629
Micron Technology Incorporated †	33,330	211,646
Samsung Electronics Company Limited	6,490	9,324,829
Skyworks Solutions Incorporated †	42,230	857,269
Texas Instruments Incorporated	92,815	2,871,696
		23,741,708

Software: 19.96%
Activision Blizzard Incorporated «	72,880	773,986
Adobe Systems Incorporated †	48,385	1,823,147
Aspen Technology Incorporated †	106,675	2,948,497
Intuit Incorporated	57,125	3,398,938
Microsoft Corporation	420,900	11,250,657
Nuance Communications Incorporated «†	17,215	384,239
Oracle Corporation	312,780	10,421,830
Salesforce.com Incorporated «†	52,530	8,830,293
TIBCO Software Incorporated †	79,710	1,754,417
Workday Incorporated Class A «†	22,367	1,219,001
		42,805,005

Materials: 2.49%

Chemicals: 2.49%
Monsanto Company	56,290	5,327,844

Total Common Stocks (Cost $177,915,508)		209,366,666

	Principal
Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$722,814	238,528
Total Other (Cost $65,498)		238,528

2

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Yield	Shares	Value
Short-Term Investments: 15.55%

Investment Companies: 15.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	5,298,532	$5,298,532
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.20	28,043,902	28,043,902
Total Short-Term Investments (Cost $33,342,434)				33,342,434

Total investments in securities (Cost $211,323,440)*	113.28%			242,947,628
Other assets and liabilities, net	(13.28)			(28,487,070)

Total net assets	100.00%			$214,460,558

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $213,611,478 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,447,802
Gross unrealized depreciation	(2,111,652)

Net unrealized appreciation	$29,336,150

3

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2012, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$197,402,894	$11,963,772	$0	$209,366,666
Other	0	0	238,528	238,528
Short-term investments
Investment companies	5,298,532	28,043,902	0	33,342,434

	$202,701,426	$40,007,674	$238,528	$242,947,628

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks: 86.50%

Energy: 8.54%

Oil, Gas & Consumable Fuels: 8.54%
EQT Corporation	58,600	$3,456,228
Magnum Hunter Resources Corporation «†	1,500,000	5,985,000
QR Energy LP	800,000	13,264,000
The Williams Companies Incorporated	270,000	8,839,800
		31,545,028

Industrials: 0.09%

Building Products: 0.09%
Ameresco Incorporated Class A †	35,000	343,350

Information Technology: 8.55%

Computers & Peripherals: 0.04%
Mitek Systems Incorporated «†	50,000	160,500

Internet Software & Services: 1.01%
Akamai Technologies Incorporated †	91,000	3,722,810

IT Services: 7.50%
Convergys Corporation «	250,000	4,102,500
MasterCard Incorporated Class A	11,000	5,404,080
Visa Incorporated Class A «	120,000	18,189,600
		27,696,180

Telecommunication Services: 7.93%

Diversified Telecommunication Services: 4.82%
AT&T Incorporated	150,000	5,056,500
Comcast Corporation Class A	225,100	8,414,238
Verizon Communications Incorporated	100,000	4,327,000
		17,797,738

Wireless Telecommunication Services: 3.11%
Shenandoah Telecommunications Company «	300,000	4,593,000
Turkcell Iletisim Hizmetleri AS ADR †	200,000	3,228,000
VimpelCom Limited ADR «	350,000	3,671,500
		11,492,500

Utilities: 61.39%

Electric Utilities: 31.39%
American Electric Power Company Incorporated	200,000	8,536,000
Exelon Corporation	386,000	11,479,640
FirstEnergy Corporation	250,000	10,440,000
Great Plains Energy Incorporated	300,000	6,093,000
IDACORP Incorporated	75,000	3,251,250
ITC Holdings Corporation «	235,000	18,073,850
Nextera Energy Incorporated	250,050	17,300,960
Northeast Utilities «	450,000	17,586,000
NV Energy Incorporated	300,000	5,442,000
PPL Corporation	380,000	10,879,400
The Southern Company	100,000	4,281,000

1

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Shares	Value
Electric Utilities (continued)
Unitil Corporation		100,000	$2,592,000
			115,955,100

Gas Utilities: 2.40%
National Fuel Gas Company		175,000	8,870,750

Multi-Utilities: 25.59%
CenterPoint Energy Incorporated		250,000	4,812,500
CMS Energy Corporation «		650,000	15,847,000
Dominion Resources Incorporated		175,000	9,065,000
Kinder Morgan Incorporated		325,000	11,482,250
Northwestern Corporation		102,411	3,556,734
Public Service Enterprise Group Incorporated «		200,000	6,120,000
SCANA Corporation «		200,000	9,128,000
Sempra Energy «		250,000	17,735,000
Wisconsin Energy Corporation		455,000	16,766,750
			94,513,234

Water Utilities: 2.01%
American Water Works Company Incorporated		200,000	7,426,000

Total Common Stocks (Cost $222,316,192)			319,523,190

	Dividend yield
Preferred Stocks: 10.07%

Financials: 2.16%

Capital Markets: 0.43%
BGC Partners Incorporated	8.13%	13,585	353,074
Goldman Sachs Group Incorporated Series I	5.95	50,000	1,249,000
			1,602,074

Commercial Banks: 0.36%
First Republic Bank Series C	5.63	33,000	811,800
Taylor Capital Group Incorporated Series A	8.00	20,000	504,400
			1,316,200

Consumer Finance: 0.67%
Capital One Financial Company Series B	6.00	100,000	2,486,000

REITs: 0.70%
PS Business Parks Incorporated Series U	5.75	25,000	625,000
Urstadt Biddle Properties Incorporated Series F †	7.13	75,000	1,949,250
			2,574,250

Industrials: 0.64%

Commercial Services & Supplies: 0.64%
Pitney Bowes International Holdings Series F 144A	6.13	2,665	2,375,181

Telecommunication Services: 0.83%

Wireless Telecommunication Services: 0.83%
Telephone & Data System	5.88	125,000	3,070,000

2

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

Security name		Dividend yield		Shares	Value
Utilities: 6.44%

Electric Utilities: 4.00%
Alabama Power Company		5.63%		30,000	$759,000
Entergy Arkansas Incorporated		6.45		95,000	2,386,875
Entergy Louisiana LLC		6.95		20,000	2,014,376
Gulf Power Company		6.45		21,000	2,299,282
Interstate Power & Light Company		8.38		66,013	1,693,233
Nextera Energy Capital Series H		5.63		100,000	2,602,000
SCE Trust I		5.63		75,000	1,935,000
Southern California Edison Company Series C		4.24		50,000	1,081,000
					14,770,766

Multi-Utilities: 2.44%
DTE Energy Company		5.25		66,731	1,681,621
DTE Energy Company		6.50		150,000	4,093,500
Pacific Gas & Electric Company Series I		4.36		77,820	1,947,936
Scana Corporation		7.70		47,500	1,290,575
					9,013,632

Total Preferred Stocks (Cost $36,210,345)					37,208,103

			Expiration date
Warrants: 0.51%

Utilities: 0.51%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation †			1-25-2014	30,000	165

Multi-Utilities: 0.51%
Kinder Morgan Incorporated †			2-15-2017	496,000	1,874,880

Total Warrants (Cost $589,300)					1,875,045

Short-Term Investments: 22.04%

		Yield
Investment Companies: 22.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14		10,891,275	10,891,275
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(r)(u)		0.20		70,526,800	70,526,800
Total Short-Term Investments (Cost $81,418,075)					81,418,075

Total investments in securities (Cost $340,533,912)*	119.12%				440,024,413
Other assets and liabilities, net	(19.12)				(70,623,067)

Total net assets	100.00%				$369,401,346

3

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND      PORTFOLIO OF INVESTMENTS — December 31, 2012 (UNAUDITED)

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $340,574,013 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$103,290,437
Gross unrealized depreciation	(3,840,037)

Net unrealized appreciation	$99,450,400

4

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMMUNICATIONS FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$319,523,190	$0	$0	$319,523,190
Preferred stocks	26,184,453	11,023,650	0	37,208,103
Warrants	0	1,875,045	0	1,875,045
Short-term investments
Investment companies	10,891,275	70,526,800	0	81,418,075

	$356,598,918	$83,425,495	$0	$440,024,413

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

List of Abbreviation

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCL — Public Company Limited

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RAN — Revenue Anticipation Notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	February 22, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	February 22, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	February 22, 2013